Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.23

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
2025070413	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	HOA Does Not Meet Guidelines	XXX Does Not Meet Guidelines XXX has an open litigation case. There are no lender notes or exceptions in file for the litigation. Per lender XXX Projects with pending or threatened litigation are typically ineligible. Litigation may be acceptable if it is determined to be minor and immaterial.	Hi,
Based off you comment this should be cleared? "A letter from XXX confirming the nature of the litigation was reviewed and determined to be acceptable". ; Document Uploaded. There is more than adequate documentation in the file in reference to the XXX litigation. We have an attorney letter that explains the nature of the litigation AND confirmation that an attorney is defending the case. This is an invalid condition	XXX	Lender reviewed entire litigation documentation and deemed the lawsuit will not have an impact on the HOA. See Trailing documentation. Condition Cleared.; Hi, there. We still need the following: Please provide additional details on when the fire occurred, where it was located (i.e. was it in the subject's building). Also, please provide a letter from XXX confirming the nature of the litigation had been reviewed and determined to be acceptable by your company. Thank you.; Based on the attorney letter, we are unable to determine if the litigation is deemed minor and/or immaterial as required per the guidelines. Please provide additional details on when the fire occurred, where it was located (i.e. was it in the subject's building), and a letter from XXX confirming the nature of the litigation was reviewed and determined to be acceptable. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070413	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower does not meet housing history requirement. There is a rent free letter in the file but no prior XXX found in file. A borrower who has not paid rent/housing in the past XXX months while living with XXX or XXX will not be considered rent free if they can document rent/mortgage for the XXX months prior with XXX history.	The borrower lives rent free with a relative, but does pay some money to help with expenses. In any case, the borrower meets the requirements for rent free (max XXX% LTV & min FICO of XXX).	XXX	Housing History Meets Guideline Requirements; ; Rent Free letter was documented. The XXX and Guidelines were re-reviewed and agree rent free Borrowers are acceptable, however, we are unable to confirm the parameters allowed of XXX% LTV and minimum FICO of XXX. Please provide the XXX and/or guideline that confirms the requirements for rent free Borrowers. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070413	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing Borrower XXX 3rd Party XXX Prior to Close Missing	Document Uploaded.	XXX	Borrower 1 3rd Party XXX Prior to Close Was Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070413	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070414		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements The final CD reflects cash-out to borrower $XXX, which exceeds final Underwriting Approval that states Disbursed cash out to the Borrower(s) at closing must not exceed the greater of XXX% of the new refinanced Mortgage ($XXX) or $XXX. Based on cash out amount loan is not eligible under Rate and Term Refinance guidelines.	Document Uploaded.	XXX	Cash Out Meets Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070414		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX CPA Letter Missing Missing XXX Letter confirming percentage of ownership. Please provide.	Document Uploaded. In lieu of the CPA Letter I have uploaded the Operating/Articles to show proof of ownership; per our guides this is acceptable	XXX	Borrower 1 CPA Letter Provided. Received copy of operating agreement showing both borrower's are XXX% owners of the business. Per guidelines, this is sufficient documentation. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070414		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 2 CPA Letter Missing	Borrower XXX CPA Letter Missing Missing CPA Letter confirming percentage of ownership. Please provide.	Document Uploaded. In lieu of the CPA Letter I have uploaded the Operating/Articles to show proof of ownership; per our guides this is acceptable	XXX	Received copy of operating agreement showing both borrower's are XXX% owners of the business. Per guidelines, this is sufficient documentation. Cleared. ; Borrower 2 XXX Letter Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070414		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Deed of Trust in file has all the pages but the signatures and notary date are illegible. Please provide a complete copy of the Deed of Trust with all the XXX that are legible.	Document Uploaded.	XXX	The Deed of Trust is Present and Complete. Received a copy of the recorded mortgage and signature pages are all clear and XXX. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070414		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070414		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070405		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Utilizing most recent balances on XXX for accounts with XXX and XXX resulted in reserves of XXX months vs. XXX months required per guidelines.	Document Uploaded. Uploaded new 1008, 1003s, CRSE, and XXX approval for XXX months reserves.	XXX	Lender Exception for XXX months of reserves vs. XXX months approved by XXX on XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070405		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070405		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070405		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070400		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070400		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX XXX Cure Required. Refund in the amount of $XXX; cure package requires a XXX, XXX, Copy of XXX Check, and Proof of Delivery or Valid XXX. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the credit report fee on the CD issued XXX. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. ; Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX; XXX provided is not sufficient. To comply with the XXX requirements and rebaseline fee amounts, TPRs will look to the XXX documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: 1) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); 2) specific reason for the revision and how it impacted the specific fee(s) that increased; 3) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented XXX and only fees related to the specific XXX are considered for rebaseline); and 4) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § 1026.19(e)(3)(iv)(A) through (F) has occurred) The XXX information can be contained on multiple documents (XXX doc, screenshot of notes on an LOS or 1008, XXX agreement, communication logs, etc.) but ideally centralized in the file for an efficient review. Documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of XXX notes in XXX, etc.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070400		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Guidelines state that borrowers cannot have a judgment within the last XXX months. Borrowers credit report shows a judgment dated XXX.	Document Uploaded.	XXX	Lender Exception for judgement within past XXX months approved by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070400		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070374	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lender has omitted the liability from the borrowers previous primary residence without proof of being XXX. Please provide documentation for the sale of the property at XXX an updated 1008 including that debt.	Document Uploaded. Pls note that Bwr doesn't carry XXX on the Property; see the attached LOX, thanks; Document Uploaded. ; Document Uploaded.	XXX	Approval/Underwriting Summary is fully present; Thank you for providing the current property taxes, however, we still need the HOI. Please provide the HOI policy for XXX ; Please provide current property taxes and HOI for XXX, XXX, XXX (taxes in file on property report are from XXX and no XXX documented).	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070374	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070374	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070451	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX Cure Required. Refund in the amount of $XXX; cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid XXX. The zero tolerance violation in the amount of $XXX is due to increase from $,XXX to $XXX for the Transfer Taxes. The Transfer Taxes increased on the CD dated XXX. The file contained a XXX, however the change was not accepted because a valid reason was not provided.
															Document Uploaded. Uploaded all cure docs - check includes $XXX plus the other cure for $XXX.	XXX	Cure package provided to the borrower; exception downgraded to Axxx	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070451		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of XXX Check, and Proof of Delivery or Valid XXX. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Recording Fee. The Recording Fee increased on the CD dated XXX. The file contained a XXX, however the change was not accepted because a valid reason was not provided.	See cure docs uploaded to other finding.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070451		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070451		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070372	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Credit report fee increased on the CD issued XXX without a valid reason.	Document Uploaded. Uploaded cure docs.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070372	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070372	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070380		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 is missing the XXX payment that is listed on the appraisal and verified on the contract. Please provide a corrected updated 1008/XXX	Document Uploaded.	XXX	Approval/Underwriting Summary is fully present	XXX		B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070380		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070380		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	Document Uploaded.	XXX	Required Affiliated Business Disclosure Documentation Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	B	A	B	A	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	XXX Is Missing XXX Is Missing	Document Uploaded.	XXX	Homeownership Counseling Disclosure Is Present or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	B	A	B	A	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX title commitment was issued before final loan terms were determined. The XXX will need to be reviewed for actual coverage amount.	Document Uploaded.	XXX	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; .	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	B	A	B	A	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070466	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	A	A	A	B	A	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070404	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject property's location is XXX on a XXX acre lot. The transaction is a purchase of an owner occupied XXX dwelling. Per the Purchase Contract, Text Overflow Addendum No. XXX , #XXX-The Buyer agrees to continue the existing verbal lease agreement with the lessee who is currently farming the acreage. This agreement shall remain in effect for no more than XXX years from the close of XXX. This agreement to continue the lease is a condition of the sale and must be adhered to by the Buyer upon close of XXX. Per Lender Guideline XXX - the Property must not be XXX or provide a source of income to the borrower. Per contract a portion of the property is being leased, which provides a source of income for the property owner. The property does not meet the lender's guideline requirements.	Document Uploaded.	XXX	Lender Exception to allow Agricultural/Lease Income on Land for XXX property approved by XXX XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070404	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract expired XXX. Per Clear to Close- Provide a fully executed extension at/prior to closing. The extension is missing.	Document Uploaded.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070404	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070395	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance	Incorrect XXX used - XXX form XXX (XXX) used for Same Lender or Lender Affiliate Refinance Subject is a same lender refinance with new money cash out to borrowers. The incorrect XXX was utilized.	Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070395	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 Business Bank Statements Missing	Borrower 1 Business Bank Statements Missing Guidelines require a Profit and Loss Statement prepared by CPA/Tax Preparer, AND the most recent XXX months business bank statements with deposits supporting gross receipts within XXX%. Please provide the most recent bank statements for XXX.	Document Uploaded.	XXX	Borrower 1 Business Bank Statements Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070395	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, copy of XXX check, proof of delivery or valid XXX. The XXX% tolerance violation in the amount of $XXX is due to the addition of Final Inspection Fee on XXX XXX. There is a XXX in file dated XXX reflecting the change, however not a XXX in file that coincides with the change.	Document Uploaded.	XXX	Valid XXX with XXX within XXX days provided; Exception resolved; Valid XXX with XXX within XXX days provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070395	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070401	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified Guidelines require a verification of existence of business within XXX days of closing. Please provide a XXX dated XXX or later.	Document Uploaded.	XXX	XXX: Current Employment Was Verified	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070401	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation Required Initial loan documents were esigned XXX, provide econsent dated on or prior to XXX	Document Uploaded.	XXX	Evidence of eConsent is provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070401	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070401	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX in the file cites this exception and approval is granted.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070384	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070384	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070384	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070428	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract in file reflects a closing date of XXX or XXX. The subject transaction occurred on XXX. Provide a Purchase Contract Addendum extending the closing date to XXX.	Document Uploaded. Uploaded notice of extension.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070428	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070428	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070377	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset XXX Does Not Meet Guideline Requirements Asset XXX is the $XXX Gift Funds per Final 1003 that have been deposited to the XXX account. Auditor did not give credit for this deposit since there is no proof of receipt. Per Lender XXX XXX Gift Funds documentation requirements are a signed gift letter and Gift Fund Verification XXX-a copy of the XXX cancelled check; or a copy of the XXX cancelled check to the closing agent' or evidence of wire transfer from the donor to borrower. Provide a copy of the gift funds with all requirements met, per Guidelines and Gift Fund Verification.	Document Uploaded. The gift funds listed on original 1003 were not included in any available funds. I have removed them from the 1003. Nothing else changes.	XXX	Asset XXX Meets Guideline Requirements Or Not Applicable	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070377	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The funds in XXX account ending #XXX are held XXX with a XXX and the file is missing the account XXX% access letter. Per Lender XXX XXX Accounts - Funds held XXX with a XXX, XXX may be considered when a letter is obtained from the non-borrowing, non-spouse stating the applicant has XXX% access to the account. Provide a letter from the non-borrowing, non-spouse stating the applicant has XXX% access to the account.	Document Uploaded. Uploaded XXX for lack of XXX% access letter from XXX.	XXX	Lender Exception for missing XXX% Access letter from mother on XXX bank account approved by XXX on XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070377	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per the Final 1003 the borrower has lived rent free for XXX months. Prior to living rent free the borrower rented for XXX years with $XXX per month rent payment. Per Lender XXX a XXX month housing history must be provided with XXX maximum late payments allowed. Provide proof of XXX months rent payments to meet the XXX month payment history requirement.	Document Uploaded. Uploaded CRSE.	XXX	Lender Exception for previous rental history not verified approved by XXX on XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070377	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070377	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Borrower's liabilities are slightly higher than lender calculated. Utilized the initial credit report in file.	Document Uploaded. The XXX credit report was used for this transaction. Please update the credit score to XXX. I am including a 1008, 1003, and CRSE showing the DTI is XXX%. The XXX borr took out on other XXX property shows XXX payoffs for the XXX Employee CU and Citicards therefore those are omitted here. See the XXX disbursement schedule.	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX.	Borr has XXX months reserves including the XXX funds.	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Missing documentation for borrowers secured $XXX loan	Borr hs XXX months reserves including the XXX.; See other findings - uploaded XXX docs. Borr has XXX months reserves.	XXX	The required number of months reserves are to be seasoned does meet Guideline requirement.; The required number of months reserves are to be seasoned does not meet Guideline requirement.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified Guidelines require a verification of existence of business within XXX days of closing. Please provide a XXX dated XXX or later.	Document Uploaded. Uploaded XXX for business - was missing from file.	XXX	XXX: Current Employment Was Verified	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery or valid coc. The Mortgage recording and title fees increased on the CD issued XXX without a valid reason.	Document Uploaded. Uploaded cure docs.; Document Uploaded. Uploaded LOX. The fees on the final CD are located in the "Services Borrower Did Shop For" therefore not subject to tolerance violations.; Document Uploaded. I uploaded the initial CD and revised CD with the change of circumstance forms. Please review and see if a cure is still required. Thanks! Also providing the XXX in case that is missing.	XXX	Cure package provided to the borrower; exception downgrade to a XXX; Updated cure amount to $XXX Recording fees increased from $XXX to $XXX without a valid XXX in file. ; This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX indicates XXX is the provider, the Final CD shows the same provider however it is a different address. Please confirm that: 1) borrower shopped and selected different provider office location 2) fee variances result from selection of different provider office	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Credit report fee increased on the CD issued XXX without a valid reason.	Uploaded cure docs to other finding.; Document Uploaded. It appears the XXX forms were missing from the initial CD XXX and revised CD XXX. I have uploaded. Please review and see if a cure is still required. Thanks!	XXX	Cure package provided to the borrower; exception downgrade to a XXX; Cure package provided to the borrower; exception downgrade to a XXX; the XXX only indicates "credit report" which does not provide a valid reason for the credit report to increase. The invoice indicates the amount was $XXX as of XXX so the original amount was not disclosed correctly and would require a cure	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX: Missing Loan Estimate	There's no evidence of the LE issued XXX in the loan file.	Document Uploaded. Uploaded missing XXX dated XXX.	XXX	XXX provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing documentation for borrowers secured $XXX loan	Document Uploaded. Uploaded XXX XXX docs including Disbursement Schedule - for funds to close. Also notice the Disbursement Schedule shows XXX payoffs therefore those XXX debts were excluded from the DTI for this transaction.	XXX	Asset Qualification Meets Guideline Requirements	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field: ($XXX), on the Asset Analysis card, found on the Assets page contains a negative value, the required assets do not meet guidelines. Missing documentation for borrowers secured $XXX loan	Uploaded all XXX docs to other finding. Borr has XXX months reserves ($XXX).	XXX	Funds are found to meet guidelines.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070419	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070424	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070424	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070424	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070378	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070378	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070378	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070448	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Guidelines require XXX months of assets in reserves post close. Please provide asset statements showing borrower has $XXX in allowable assets.	Document Uploaded. ; minimum reserves is XXX months. we are good on this one. thanks	XXX	Lender Exception for XXX months reserves vs. XXX months reserves approved by XXX on XXX.; Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Per Bank Statement XXX XXX, XXX months of reserves are required.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070448	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX CPA Letter Missing Guidelines require a CPA letter stating borrowers percentage of ownership in BestPrice XXX. Please provide CPA letter for review.	Document Uploaded. please note doc shows current owners XXX and owner information is the borrower only	XXX	XXX XXX Search reflects Borrower as the only "Owner". CPA Letter not required. Condition Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070448	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070448	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070283	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Reserves were calculated using the verified assets in the file. A wire transfer of $XXX was made to the XXX by the borrower's XXX as a gift with the receipt in file. Those funds are not appearing on the final CD	Document Uploaded. ; Hey. it was sent directly to the title and not required to be on the cd	XXX	Lender Exception for XXX months of reserves was approved by XXX on XXX.; We apologize for the confusion. For clarity, the reserves after closing are XXX months vs. the minimum XXX months required. Here is the breakdown of assets verified: $XXX, $XXX, $XXX, $XXX, and $XXX gift totaling $XXX - funds to close of $XXX = $XXX remaining for reserves which is less than $XXX (XXX months) required.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070283	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070283	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070352	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract expired XXX. The subject transaction closed XXX. Provide a Purchase Contract Addendum extending the closing date to XXX.	Document Uploaded.	XXX	Purchase Agreement extending closing to XXX provided. Condition cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070352	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070352	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070227	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070227	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070227	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. XXX in the file cites this exception and approval is granted.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070309	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070309	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070309	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Lender guidelines state XXX months of reserves are required. Borrower only has XXX months and is short $XXX for reserve requirement. There is an exception in the file to allow for less than XXX months reserve requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070309	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender guidelines state XXX months of reserves are required. Borrower only has XXX months and is short $XXX for reserve requirement. There is an exception in the file to allow for less than XXX months reserve requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070369	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX: Missing Closing Disclosure	XXX: Missing Final Closing Disclosure The CD issued XXX in the loan file is incomplete, pg XXX of the CD is incomplete but signed by XXX borrowers. Unable to test XXX accurately.	Document Uploaded.	XXX	XXX: Final Closing Disclosure Provided	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070369	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070369	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070336	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070336	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070336	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070351	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070351	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070351	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070371	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070371	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070371	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070335	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070335	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070335	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070238	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract expired XXX. The loan closed XXX. Provide a Purchase Contract Addendum extending the contract through XXX.	Purchase contract gives XXX additional days for closing in Paragraph XXX. Thanks!	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070238	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070238	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070463	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 does not include the monthly property XXX insurance amount listed in the file and on the Final CD. Please update the 1008 with the correct XXX figures.	Document Uploaded. ; Document Uploaded.	XXX	Approval/Underwriting Summary is fully present; Thank you for providing the updated 1008 with correct insurance. However, the updated 1008 now reflects a lower tax amount of $XXX vs. $XXX. It appears the XXX was dropped with this revision. Please provide a revised 1008 that reflects the correct PITIA of $XXX. ; Material Finding	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070463	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 Citizenship Documentation not provided	Borrower XXX Citizenship Documentation Is Missing Please provide current XXX for borrower or the XXX filled out by the XXX.	Document Uploaded.	XXX	Borrower 1 Citizenship Documentation Provided or Not Required	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070463	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070463	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070345		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to XXX for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid XXX. The Lender Title Ins increased on th CD issued XXX without a valid reason.	Document Uploaded. Uploaded cure docs.	XXX	Cure package provided to the borrower; Exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070345		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Reasonable Income or Assets Not Considered	XXX: Reasonable Income or Assets Not Considered Borrowers business income "XXX and XXX" is figured incorrectly by lender. The CPA letter in the file states a XXX% expense ratio, however lender is using a XXX% expense ratio. Please revise the income using the corrected expense ratio, and send for review.	Document Uploaded. I updated bank stmt worksheet with XXX% expense ratio. Provided 1008, 1003, and XXX with updated income and DTI.	XXX	XXX: Reasonable Income or Assets Was Considered; XXX: Reasonable Income or Assets Not Considered	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070345		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070332		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The XXX Credit report is XXX days old. The Lender requires a XXX Credit report pulled within XXX days of closing. Provide a XXX credit report dated within XXX days of the closing.	Document Uploaded. Uploaded updated XXX report.	XXX	Borrower 1 XXX Credit Report is not expired.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070332		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. The file documents $XXX in assets, The XXX Settlement statement in file shows the borrower received $XXX in Gift Funds and had to bring $XXX to closing, leaving XXX in available reserves. . Per Lender XXX the borrower is required to have XXX months reserves. The file is $XXX short in reserves. XXX approved exception to guidelines. Exception Type-Asset-Reserves, Guideline XXX requires XXX reserves. Actual # of months reserves XXX. Exception granted by XXX on XXX. Rationale-XXX has not updated guidelines to allow XXX reserves as of XXX.					Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070332		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The file documents $XXX in assets, The XXX Settlement statement in file shows the borrower received $XXX in Gift Funds and had to bring XXX to closing, leavingXXX in available reserves. . Per Lender XXX the borrower is required to have XXX months reserves. The file is $XXX short in reserves. XXX approved exception to guidelines. Exception Type-Asset-Reserves, Guideline XXX requires XXX reserves. Actual # of months reserves XXX. Exception granted by XXX on XXX. Rationale-XXX has not updated guidelines to allow XXX reserves as of XXX.					Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070332		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070332		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070332		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070410	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070410	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070399	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the XXX are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. The initial XXX issued on XXX is missing from the loan file. Please provide the initial XXX.	Document Uploaded. Uploaded initial XXX missing from file.	XXX	Received Initial XXX from client for testing. Exception resolved.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070399	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded. XXX provided	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070399	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070399	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070319		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070319		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070319		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070302	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	Missing full XXX for new loan in process with XXX in the amount of $XXX on property located at XXX, XXX as reflected on initial 1003. If new loan did not go through, please provide documentation that financing was canceled.	Question: if the loan hasn't closed yet and this loan closed prior to other loan, why would you need XXX projected payment, as this would be after closing?; Document Uploaded.	XXX	; Due to the new loan on XXX XXX being in process at the time of the subject transaction, please provide the projected new XXX for evaluation due to its impact on the Borrower's ability to repay/DTI. Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070302	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070302	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070302	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender Exception to approve XXX months of reserves approved by XXX on XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070289	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation Required:
The file is missing the Initial CD dated XXX	Document Uploaded.	XXX	initial CD provided; Exception resolved; initial CD provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070289	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing reverification of XXX dated within XXX days of Note date of XXX.	Document Uploaded.	XXX	Income and Employment Meet Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070289	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing XXX% access letters from XXX, XXX: XXX (XXX) and XXX XXX (XXX) as required per section XXX XXX.	Document Uploaded.	XXX	Asset Qualification Meets Guideline Requirements	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Per Lender Matrix, LTV's >XXX% have a max DTI of XXX%.	Document Uploaded.	XXX	Lender Exception to XXX% DTI approved by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070248		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070280		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070280		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070280		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070356	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070356	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070356	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070385	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070385	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070385	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070299	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070299	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070299	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070326	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070326	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070326	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Tradelines do not meet Guideline Requirements	The lender’s minimum tradeline requirements have not been met per guidelines. Borrower has a XXX day late within the last XXX months. XXX in the file cites this exception and approval is granted.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070318	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure Required
Refund in the amount of $XXX
Cure Package requires a XXX, XXX, Copy of refund check and proof of delivery to the borrower XXX Valid XXX.
The XXX% tolerance violation is due to the Mortgage Recording Fee increase on the XXX and no XXX was found in the file explaining the reason for why the fee increased.
Please provide a Valid XXX or Cure Package.	Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070382		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX: Missing Loan Estimate	Per disclosure tracker, there's a revised XXX issued XXX not in the loan file.	Document Uploaded.	XXX	Valid coc in file and XXX provided within XXX days of XXX; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070382	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required
Refund in the amount of $XXX
Cure Package requires a XXX, XXX, Copy of XXX check and proof of delivery to the borrower XXX Valid XXX.
The Lender Credit is due to the decrease in Lender Credits on the missing XXX dated XXX
														Please provide a Valid XXX, Missing LE or Cure Package.	Document Uploaded.	XXX	Valid coc in file and XXX provided within XXX days of XXX; exception resolved; Valid coc in file and XXX provided within XXX days of XXX; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070382	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required
Refund in the amount of $XXX
Cure Package requires a XXX, XXX, Copy of refund check and proof of delivery to the borrower OR Valid XXX.
The XXX tolerance is due to the added Discount Points on the missing LE dated XXX
														Please provide a Valid XXX, Missing XXX or Cure Package.	Document Uploaded.	XXX	Valid coc in file and XXX provided within XXX days of XXX; exception resolved; Valid coc in file and XXX provided within XXX days of XXX; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070382		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070382		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070464		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The XXX Credit Report in file is dated XXX which is over XXX days from the XXX closing date. Per Lender GLs a XXX Credit Report is required within XXX days of closing. Provide a XXX Credit repot that meets the Lenders Guidelines.	Document Uploaded.	XXX	Borrower 1 XXX Credit Report is not expired.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070464		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 2 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The XXX Credit Report in file is dated XXX which is over XXX days from the XXX closing date. Per Lender GLs a XXX Credit Report is required within XXX days of closing. Provide a XXX Credit repot that meets the Lenders Guidelines.	Document Uploaded.	XXX	Borrower 2 XXX Credit Report is not expired.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070464		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070464		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070364		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070364		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070364		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. XXX guidelines require XXX months reserves. Exception in file to allow for XXX months reserves.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070364		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX guidelines require XXX months reserves. Exception in file to allow for XXX months reserves.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070282	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070282	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070282	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070360		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Unsupported adjustments or comps	The appraiser used XXX (XXX) comparable properties. The gross adjustments ranged from XXX% to XXX%. The XXX of the adjustments were for lot size and XXX square footage, as well as condition.	Good morning. Can you please advise in what is needed? thanks	XXX	No Exception required. CU XXX. Desk Review/AVM/CDA not required. Condition resolved.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070360		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070360		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070389	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required to clear exception.
Per Disclosure tracker, a CD issued XXX is missing from the loan file.	Document Uploaded.	XXX	Initial CD provided; exception resolved; Initial CD provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070389	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Discount points increased on the CD issued XXX; however, due to the CD timing, increase is not valid.	Document Uploaded.	XXX	Initial CD provided; exception resolved; Initial CD provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070389		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	invalid data entry; exception resolved This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the V business day (counting days on which the XXX are open to the public for carrying on substantially all of its XXX) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX , as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the XXX are closed to the public for carrying on substantially all of its XXX . If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the XXX tolerance and XXX% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within XXX business days of receiving information sufficient to establish that XXX of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).				XXX		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070389	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070389	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070189	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.
																	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070189		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070189		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070189		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070434		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract reflects and estimated closing date from XXX XXX . Provide a Purchase Contract Extension extending to XXX.	Document Uploaded. sorry about that; Document Uploaded.	XXX	Closing Extended to XXX (page XXX of Change Order). Condition cleared.; Unable to view attachment, possible upload error. Please resend. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070434		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070434		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070320	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Potential Identity Issues identified in the file	The borrower is identified as XXX, and the XXX letter indicates that he is XXX% owner of the business known as XXX Wholesale however the XXX license issued by the XXX of XXX, XXX to XXX is granted to XXX . The file does not contain an XXX XXX and the first name of XXX appears only on the XXX. A letter of explanation is required to clear the exception.	Document Uploaded.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070320	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The XXX credit report is dated more than XXX days before closing.	Document Uploaded.	XXX	Borrower 1 XXX Credit Report is not expired.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070320	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070320	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070320	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party XXX Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing There is no verification of Borrower XXX employment in the file.			Borrower XXX 3rd Party XXX Prior to Close Was Provided; Borrower XXX is not Employed. Condition resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 2 3rd Party XXX Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing There is no verification of Borrower XXX employment in the file.	Document Uploaded. ; coborrower XXX is the only one bringing in Income (XXX has no employment) and is getting this income from XXX benefits from Discharge/retirement (XXX letter is already in e-Folder),	XXX	Borrower XXX 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX); XXX from the XXX for Borrower XXX is not dated within XXX days of the Note date as required per Section XXX of Lender guides (XXX is dated XXX, loan closed XXX). Please provide an updated XXX for Borrower XXX. Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 2 XXX Missing	Borrower XXX XXX Missing	coborrower XXX is the only one bringing in Income (XXX has no employment) and is getting this income from XXX benefits from Discharge/retirement (XXX letter is already in e-Folder),	XXX	Borrower XXX XXX Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070353		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070337		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070337		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070337		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070341	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070341	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070341	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Tradelines do not meet Guideline Requirements	The lender’s minimum tradeline requirements have not been met per guidelines. The origination credit report reflects a XXX on XXX. The Lender's Guidelines Credit History reflects No XXX Day consumer late payments in last XXX months. The file contains an Exception for Credit-Payment History (Consumer Debt), Guideline XXX months. Actual XXX months. The exception was granted by XXX on XXX with Rationale Letter in file. The file contains an explanation from the borrower stating his Accountant was in charge of paying the bills and she did not pay them. Since this occurred, the borrower pays his own bills.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070266	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Tradelines do not meet Guideline Requirements	The lender’s minimum tradeline requirements have not been met per guidelines. Borrowers are required to have XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. Borrower has XXX tradelines reporting for XXX months.	Document Uploaded. ; hey. per guides XXX can be used when tradelines are not meet. Guide line XXX thanks,	XXX	Lender exception to approve insufficient tradeline requirement approved by XXX on XXX.; We apologize for the confusion, for clarity the insufficient tradeline exception is already including the Borrower's rental payment history. The Borrower has XXX trade reporting for XXX months on the credit comparison report and also has XXX months of cancelled rent checks which does not meet the minimum XXX trades for XXX months requirement.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070266	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070266	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070355	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The borrower's departure residence at XXX. is being retained an as XXX. The mortgage statement indicates an XXX account, but the borrower has disclosed an additional expense on the final 1003 which has not been explained or documented. The complete PITIA of the XXX property needs to be fully documented.	Document Uploaded. ; Document Uploaded. ; XXX. what amount are you referecing to as the additional expense? thanks ,	XXX	; The final 1003 reflects an additional $XXX per month on XXX . If this additional amount is incorrect, please provide an updated/revised final 1003. Thank you.; Section XXX of the final 1003 reflects a PITI of $XXX for XXX. Please provide the documentation to verify the additional $XXX per month reflected on the final 1003. Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070355	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Citizenship Does Not Meet Guideline Requirements	The borrower has presented a Category XXX authorization, which is not included in the list of acceptable visa status in the lender's guidelines.	please reference to guide line XXX. we accept XXX cards only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070355	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070355	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070390		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX loan with established XXX and met appraisal requirements.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070390		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070390		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070223	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - XXX DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070223	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - XXX DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070223	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - XXX DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070422	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070422	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070422	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete . The Section XXX: Financial Information-XXX does not list the owner occupied property, XXX which appears to have a mortgage with Select XXX #XXX, opened XXX per credit report. Provide a complete and signed Final 1003 with the XXX section completed.	Document Uploaded. ; Document Uploaded.	XXX	The Final 1003 is Present; Section XXX of the final 1003 reflects the Borrower does not own any XXX Estate. Please provide an updated final 1003 that reflects XXX (primary residence) and XXX as XXX in Section XXX of the final 1003. Thank you.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file is missing proof the principal, interest and insurance payment for XXX . If the taxes and insurance are XXX, provide a copy of the most recent mortgage statement. The credit report reflects a mortgage for Select XXX XXX #XXX with a $XXX payment. This appears to be the mortgage for XXX . per the Fraud Report. Provide proof of the taxes and insurance for XXX . If the taxes and insurance are XXX, provide a copy of the most recent mortgage statement.	Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract shows a Settlement date of XXX. The subject loan closed XXX. Provide a Purchase Contract Addendum extending the contract through XXX.	the addendum but the fact that closing took place negates the need for addendum. All parties completed transaction and CDs issued for closing date.	XXX	; Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The Lender's Guidelines require XXX months reserves for the subject XXX transaction. The file documented $XXX for funds to close and reserves. The borrower required $XXX for funds to close. Leaving $XXX available for reserves. The file needs $XXX for reserves. The file is $XXX short for reserves. The Credit Risk Summary & Exception Approval reflects an Exception Type-Other, Guidelines-Minimum Reserves months-XXX, Reserves: -XXX. Exception was granted by XXX on XXX. Rationale-XXX months required under applicable guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070461	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Per Lender Guidelines there are No Collections allowed in the last XXX month. The origination credit report reflects a collection with XXX , XXX dated XXX in the amount of $XXX. The loan does not meet the lender's Guideline requirements. The file contains an Exceptions on the Credit Risk Summary & Exception Approval for Credit-Judgements/Collection/Tax Liens. Guideline-No collections in XXX months. Actual XXX Collection $XXX. Exception was granted by XXX on XXX. Rational. XXX Collection $XXX. Borrower otherwise has perfect consumer and mortgage credit. Income XXX month.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070262	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The lender has included a debt shown on the 1003 which is not found on the credit XXX report. There are also XXX expenses included that look as though they are covered by the XXX accounts as shown on the mortgage statements for the properties currently owned by the borrower. Clarification is needed, as the verifiable DTI is XXX% below the qualifying DTI shown on the 1008.	XXX. can you please advise of the amount as what is shown on the 1003 matches the XXX? Thanks,	XXX	XXX on XXX included twice. Additional XXX card on 1003 included conservatively. DTI remains within guidelines. Condition cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070262	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070262	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070273		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070273		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070273		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070417	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset XXX Expired	Asset XXX Expired. Please provide an updated Asset Statement for the XXX account #XXX.	Document Uploaded. Uploaded updated bank statement.	XXX	Asset XXX Not Expired	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070417	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified Guidelines require a verbal verification of employment within XXX days of closing. Please provide a XXX dated XXX or later.	Document Uploaded. Uploaded XXX.	XXX	XXX: Current Employment Was Verified	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070417	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070417	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070417	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070359	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070359	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070359	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070446	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	XXX cure required:
Refund in the amount of $ XXX
														Cure Package: XXX with XXX, copy of refund and proof of delivery or XXX. Title fees increased/were added to the CD issued XXX without a valid reason. Need XXX to determine if borrower shopped for fees. This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded. ; If I submit a check for refund $XXX you don't need the XXX correct?	XXX	Cure package provided to the borrower; exception downgraded to a XXX; Correct, Refund in the amount of $ XXX with cure Package: PCCD with LOE, copy of refund and proof of delivery	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070446		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	XXX Post-Consummation Reason for Redisclosure Validation Test	This loan failed the XXX post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.				XXX		C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070446		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	XXX Disclosure Delivery Date Validation Test	This loan failed the XXX disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the revised closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery date or loan estimate delivery date.				XXX		C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070446		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	XXX Post-Consummation Revised Closing Disclosure Date and Consummation Date Validation Test	This loan failed the XXX post-consummation revised closing date and consummation date validation test.This loan contains a post-consummation revised closing disclosure delivery date that is before the consummation date, or closing/settlement date if consummation date was not provided. Please review the loan data to ensure the dates are in the correct fields.				XXX		C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070446		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070446		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070429		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070429		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070429		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070392	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070392	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070392	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070449	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation/property report to confirm property located at XXX, XXX is owned free and clear.	Document Uploaded. Uploaded XXX. Fraud report in file shows XXX purchased property with cash (no loan taken out).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070449	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070449	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070447	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The lender cited verified reserves in excess of XXX months to approve the exception.	Payment Shock of XXX% exceeds the lender guidelines tolerance for payment shock. The lender cited verified reserves in excess of XXX months to approve the exception.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070447	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070447	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070190		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070190		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070190		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070190		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070249	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070249	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070249	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070472	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required. Refund in the amount of $XXX; cure package requires a XXX, XXX, Copy of XXX Check, and Proof of Delivery or Valid XXX. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Title Insurance Fee paid to an affiliate and an increase from $XXX to $XXX for the transfer taxes. Please confirm the date an increase in loan amount was requested.	Document Uploaded.	XXX	Valid XXX, exception resolve; Valid XXX, exception resolve; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070472	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof of appraisal delivery	Document Uploaded.	XXX	Evidence of appraisal delivery provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070472	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070472	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070293	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 states the borrower is XXX. Per XXX in file the borrower was divorced on XXX. Provide a corrected Final 1003 that reflects the borrower's Marital Status as XXX.	Document Uploaded.	XXX	The Final 1003 is Present	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070293	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070293	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. The file documents $XXX Residual Income. The file is short $XXX to meet the $XXX required Residual Income, per the Lender GLs. XXX approved exception to guidelines. Exception Type-Residual Income. Guidelines-Minimum Residual Income: $XXX, Occupancy: Primary-XXX, Actual-Residual Income $XXX.Rationale-Borrower has mortgage since XXX with great payment history, limit credit user, XXX% LTV, XXX fico, XXX months in reserves post closing. Exception Granted by XXX on XXX.	Residual income of $XXX does not meet guideline minimum of $XXX. The file documents $XXX Residual Income. The file is short $XXX to meet the $XXX required Residual Income, per the Lender GLs. XXX approved exception to guidelines. Exception Type-Residual Income. Guidelines-Minimum Residual Income: $XXX, Occupancy: Primary-XXX, Actual-Residual Income $XXX.Rationale-Borrower has mortgage since XXX with great payment history, limit credit user, XXX% LTV, XXX fico, XXX months in reserves post closing. Exception Granted by Brandon Randall on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070293	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070259	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070259	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070259	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070363	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower 1 XXX Letter Missing Guidelines require a XXX letter stating ownership interest of XXX. Please provide a XXX letter for review.	Good morning. the borrower per email in file does not use a XXX. all docs all show him and or his spouse who is also on the loan. Please advise. thanks	XXX	Borrower XXX CPA Letter Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070363	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070363	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070256	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The Final 1003 is missing the borrower's Marital Status. Provide a final and signed 1003 that reflects the borrower's Marital Status.	Received email from the client. is a re-signed application necessary.	XXX	The Final 1003 is Present	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070256	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070256	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070388	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070388	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070388	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070239	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070239	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070239	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070456	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070456	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070456	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070394	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 shows a XXX on the property. Please provide data for the XXX or update the 1008 with the corrected information.	Document Uploaded.	XXX	Approval/Underwriting Summary is fully present; Material Finding	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070394	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified Guidelines require a verification of existence of business within XXX days of closing. Please provide a XXX dated XXX or later.	Document Uploaded.	XXX	XXX: Current Employment Was Verified	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070394	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070394	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070291		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070291		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070291		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070294	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070294	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070294	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070313	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements Cash back is over the permitted amount. XXX in the file cites this exception and approval is granted.	Hi if Exception is granted as stated below, pls clear this condition? Thanks	XXX	Lender Exception for cash out exceeding $XXX approved by XXX on XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070313	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines: therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070313	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070453	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded.	XXX	Third party valuation product provided within tolerance.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070453	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070453	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070276		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender guidelines require XXX months reserves. Exception in file to allow for XXX months however 1003 final reflect asset in XXX XXX account #XXX with balance of $XXX, recent statement reflect only $XXX as ending balance. This combined with cash out proceeds leaves the borrower short XXX months reserves by $XXX.	Please see other finding for comments. thanks!	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.; Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070276		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Lender guidelines require XXX months reserves. Exception in file to allow for XXX months however 1003 final reflect asset in XXX XXX account #XXX with balance of $XXX, recent statement reflect only $XXX as ending balance. This combined with cash out proceeds leaves the borrower short XXX months reserves by $XXX.	Document Uploaded. Please see updated XXX #XXX statement dated XXX. It shows a balance of $XXX. The UW backed out the $XXX unsourced deposit to leave $XXX plus the cash out gives XXX months reserves. And I have provided a new XXX removing the reserve exception. The new matrix dated XXX states XXX months reserves are required. Loan meets guidelines.	XXX	The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070276		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070276		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070367		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX: Missing Loan Estimate	Per the disclosure tracker, a XXX issued XXX was issued to the borrower but not in the loan file.	Document Uploaded.	XXX	XXX provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070367		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070367		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070271		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing documentation from XXX mortgage lien holder, Unlock Partnership Solutions, that no monthly payments were required (or provide payment history from date of inception to Note date to confirm max XXX).	Document Uploaded.	XXX	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070271		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070271		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing. Please provide credit report for Borrower.	Document Uploaded. Info for Both Bwrs	XXX	Borrower XXX Credit Report is not missing.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing. Please provide credit report for Co-Borrower.	Document Uploaded.	XXX	Borrower XXX Credit Report is not missing.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Please provide XXX credit report dated within XXX days of Note date for Borrower.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Please provide XXX credit report dated within XXX days of Note date for Co-Borrower.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Missing XXX month payment history for XXX as reflected on final 1003 to confirm max XXX.	Hi, I'm sorry but how can I give you XXX mth History for XXX, when the acct just opened XXX and I provided you the history for those mths?; Document Uploaded. Pls note this Subj Prop is a Purchase of Prim Residence, there is prev Mtg History listed on XXX ; Pls see CR uploaded to prev condition	XXX	Per public records, XXX was first purchased in XXX, therefore, only XXX months of payment history available. Condition cleared.; Documentation provided only reflects XXX months of payment history for XXX (XXX). Other mortgages reflected on credit were paid in full and closed in XXX and XXX. Please provide the housing payment history from XXX-XXX for property located at XXX, XXX to complete the most recent XXX month payment history. Thank you.; Verification of Rent (XXX)/Verification of Mortgage (XXX) Document is incomplete. Credit report only reflects XXX month reporting for XXX. Please provide full XXX month payment history for property located at XXX, XXX, XXX. Thank you.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Credit report only reflects XXX month reporting for XXX. Please provide full XXX month payment history for property located at XXX, XXX, XXX. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Guidelines require a maximum payment shock of XXX%. Current payment shock for borrowers is XXX%.	Document Uploaded.	XXX	Lender Exception for payment shock of XXX% vs. max XXX% approved by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070250	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Property Issue(s) are Present	XXX or more issues or defects with the property have been discovered. The XXX Association is party to a lawsuit as a result of a fire causing XXX to a XXX. Projects with pending litigation are typically ineligible unless determined to be minor or immaterial. Based on the legal documentation provided in the file, the litigation does not appear minor, therefore, the project is ineligible.	Document Uploaded. ; The XXX is not handling this it was tendered to the associations's insurance carrier. we are good on this one	XXX	The issue with the property has been resolved.; Although the Attorney is not handling the litigation proceedings (as reflected in the letter dated XXX and on XXX), the Association is still party to a lawsuit which the insurance carrier is handling. Please provide an updated XXX that confirms the litigation was reviewed and deemed to be minor/immaterial. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070250	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070250	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070459		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required. Refund in the amount of $XXX; cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee. Appraisal fee increased on CD dated XXX. XXX provided is not valid.	Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070459		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	XXX Post-Consummation Event Validation Test	invalid This loan failed the XXX Post-Consummation XXX Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.				XXX		C	B	A	A	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070459		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070459		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE in the file cites this exception and approval is granted					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	B	B	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070229	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The Lender Guidelines require a Verbal Verification of Employment completed within XXX days of closing. The file does not contain a Verbal Verification of Employment from XXX . Provide a Verbal Verification of Employment completed within XXX days of closing.	Document Uploaded.	XXX	Borrower XXX 3rd Party VOE Prior to Close Was Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070229	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX CPA Letter Missing The subject transaction is a XXX month XXX. The documentation requirements per Guidelines XXX are 1) XXX months business bank statements or an Asset Verification Report provided b ya XXX party vendor, 2) Business Questionnaire, 3) Third Party accountant letter, Operating agreement (XXX) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation, XXX (must reflect sole proprietor)) and 4) Operating Agreement/Bylaws, Partnership Agreement, Articles of Incorporation used to verify percentage of business ownership may be aged greater than XXX days. The file does not contain any business ownership documents for XXX . Provide business ownership documents for XXX.	Document Uploaded.	XXX	Borrower XXX CPA Letter Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070229	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The subject transaction is a XXX month XXX. The documentation requirements per Guidelines XXX are 1) XXX months XXX or an Asset Verification Report provided b ya XXX party vendor, 2) Business Questionnaire, 3) Third Party accountant letter, Operating agreement (XXX) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation, XXX (must reflect sole proprietor)) and 4) Operating Agreement/Bylaws, Partnership Agreement, Articles of Incorporation used to verify percentage of business ownership may be aged greater than XXX days. The file does not contain any business ownership documents for XXX . Provide business ownership documents for XXX .	Document Uploaded.	XXX	Income and Employment Meet Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070229	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The Purchase Contract states the closing date is XXX and the Seller Concession is XXX% or $XXX. Provide a Purchase Contract Addendum extending the contract through XXX and decreasing the Seller Concession to $XXX.
Document Uploaded. ; Document Uploaded. See page XXX	XXX	Purchase Contract Doc is complete.; Please provide fully executed extension for closing date as required per Conditional Loan Approval. Thank you.; Material Finding	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070229	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070229	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070412		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070412		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070412		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing The Lender Guidelines requires a Verbal Verification of Employment within XXX days of the closing date for the borrower. The file is missing the Verbal Verification of Employment. Provide a Verbal Verification of Employment dated within XXX days of the closing date.	Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing The Lender Guidelines requires a Verbal Verification of Employment within XXX days of the closing date for the co-borrower. The file is missing the Verbal Verification of Employment. Provide a Verbal Verification of Employment dated within XXX days of the closing date.	Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The file documented $XXX in available assets. The borrower has to bring $XXX to closing, which left $XXX for reserves. The borrower was required to verify XXX months or $XXX in reserves due to LTV/CLTV being XXX%. The file is $XXX short reserves.			Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. The file documented $XXX in available assets. The borrower has to bring $XXX to closing, which left $XXX for reserves. The borrower was required to verify XXX months or $XXX in reserves due to LTV/CLTV being XXX%. The file is $XXX short reserves.	Hi, are you reviewing the AOC guides as XXX mths reserves are required not XXX	XXX	The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The Purchase Contract closing date is XXX. The loan closed on XXX. Provide a Purchase Contract Addendum extending the contract to XXX.	Document Uploaded.	XXX			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070416	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070416	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070416	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070452		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset XXX Does Not Meet Guideline Requirements Per the borrower's Final 1003, the borrower has $XXX net sale proceeds from the sale of the owner occupied property at time of application. The file contains a Preliminary XXX for the sale that reflects the borrower's get $XXX when the sale transaction takes place. Provide an executed XXX from the sale of the owner occupied property at time of application. to verify sufficient funds for closing.	Document Uploaded. Uploaded CD - borrs netted $XXX which is the figure reflected on the final XXX.	XXX	Asset XXX Meets Guideline Requirements Or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070452		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX).	Document Uploaded. Uploaded credit score disclosure. This should be with the XXX credit report provided.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070452		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070397	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070397	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070397	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070257	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070257	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070257	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070220	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070220	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070220	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070277		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Charge off with XXX dated less than XXX months prior to subject loan.			Delinquent Credit History Meets Guideline Requirements; Received email from client. The charge-off occurred back in XXX and past the XXX month period.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070277		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing XXX dated within XXX days consummation	The third party verification in file is dated XXX days prior to closing.	Document Uploaded.	XXX			Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070277		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX loan with established XXX and met appraisal requirements. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070277		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070242		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Matrix says if LTV >XXX% and reserves are < XXX months see rate sheet XXX. That sheet is not in the file, and no exception has been approved for less than XXX months' reserves.	Document Uploaded.	XXX	Lender Exception for insufficient reserves approved by XXX and XXX on XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070242		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070242		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070430	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing Guidelines require self employed borrowers to have a verification of existence of business within XXX days of closing. Please provide a XXX dated XXX or later.	Document Uploaded. ; Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided; Borrower has XXX businesses. XXX received for XXX, however, still need XXX for XXX business. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070430	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070430	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070252		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. As per XXX guidelines the loan requires XXX months reserves. There is an exception in the file to allow for XXX months of reserves	Hey, can you please advise whatelse is needed? thanks	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.; Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070252		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. As per XXX guidelines the loan requires XXX months reserves. There is an exception in the file to allow for XXX months of reserves	Hey, Can you please advise whatelse is needed to clear? Thanks	XXX	The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070252		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070252		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070235		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070235		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070235		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070236	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070236	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070236	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The XXX coverage of ($) is insufficient, not meeting the required coverage amount of ($XXX).	Document Uploaded. XXX. XXX shows XXX& XXX. thanks	XXX	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070307		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070165		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Lender Guidelines require a Verbal Verification of Employment to be completed within XXX days of the Note date. The file is missing the required Verbal Verification of Employment. Provide a Verbal Verification of Employment completed within XXX dys of closing.	Document Uploaded. ; Document Uploaded. ; Document Uploaded. ; Document Uploaded.	XXX	Borrower 1 3rd Party XXX Prior to Close Was Provided; Employer name on XXX still reflects the Borrower's name vs. XXX. Please provide a corrected XXX that reflects XXX was contacted to confirm Borrower was still an active XXX contracted nurse within XXX days of closing. Thank you.; The Employer name listed on the recently provided XXX is the Borrower's name. Please provide a XXX from XXX (as reflected on paystubs) to confirm Borrower is still an active XXX contracted Nurse. Thank you.; Borrower does not own XXX, she is a contracted/XXX employee. Please provide a XXX from XXX confirming she was still an active XXX employee with them within XXX days of closing. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070165		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender Bank Statement Matrix XXX required XXX months reserves for LTV of XXX% or less. The file documented $XXX in available assets. The borrower was required to bring $XXX to closing, leaving $XXX for reserves. The borrower needed $XXX in reserves and was short $XXX to meet the reserve requirements. XXX approved exception to guidelines. Exception Type-Reserves Assets. Guideline XXX M reserves required. Actual # of months of reserves = XXX%. Rational Exception submitted to XXX, their guides are not updated as of XXX. Granted by XXX on XXX.			Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender Bank Statement XXX XXX required XXX months reserves for LTV of XXX% or less. The file documented $XXX in available assets. The borrower was required to bring $XXX to closing, leaving $XXX for reserves. The borrower needed $XXX in reserves and was short $XXX to meet the reserve requirements. XXX approved exception to guidelines. Exception Type-Reserves Assets. Guideline XXX M reserves required. Actual # of months of reserves = XXX%. Rational Exception submitted to XXX, their guides are not updated as of XXX. Granted by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070165		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Lender Bank Statement Matrix XXX required XXX months reserves for LTV of XXX% or less. The file documented $XXX in available assets. The borrower was required to bring $XXX to closing, leaving $XXX for reserves. The borrower needed $XXX in reserves and was short $XXX to meet the reserve requirements. XXX approved exception to guidelines. Exception Type-Reserves Assets. Guideline XXX M reserves required. Actual # of months of reserves = XXX%. Rational Exception submitted to XXX, their guides are not updated as of XXX. Granted by XXX on XXX.			The required number of months reserves are to be seasoned does not meet Guideline requirement. Lender Bank Statement XXX XXX required XXX months reserves for LTV of XXX% or less. The file documented $XXX in available assets. The borrower was required to bring $XXX to closing, leaving $XXX for reserves. The borrower needed $XXX in reserves and was short $XXX to meet the reserve requirements. XXX approved exception to guidelines. Exception Type-Reserves Assets. Guideline XXX M reserves required. Actual # of months of reserves = XXX%. Rational Exception submitted to AOC, their guides are not updated as of XXX. Granted by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070165		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070165		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070286		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070286		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070286		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070208	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070208	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070208	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070226		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070226		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070226		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Per Guidelines XXX the maximum of XXX (XXX) acre is allowed, however parcels not exceeding XXX (XXX) acres may be considered if it is typical for the area and value/marketability is supported with appraisal comparables of similar acreage. XXX approved exception to guidelines. Excepetion type-Property-Acreage/Lot Size. Guideline XXX Acres Max. Actual XXX Acres. Rationale-Overall risk factor for this loan is low with excellent credit history, Low LTV and therefore equity in the property. We will be saving the borrower about $XXX Per month in P&I on his current mortgage which is paid as agreed. Granted by/Date-XXX on XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070457	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Complaint	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070457	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070457	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070415	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Missing income documentation	The bank statements for XXX which were used for a portion of the income for each borrower were not found in the file.	Document Uploaded. Uploaded XXX.	XXX	XXX months of Bank Statements provided for XXX Business. Documentation reviewed and matches Lender income calculations. Condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. -
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070415	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. -
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070415	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. -
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070444	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The Final 1003, Section XXX: XXX Information is missing the XXX and XXX information for the borrower. Provide a completed and signed Final 1003 that has Section XXX: XXX Information completed.	Document Uploaded. Uploaded XXX.	XXX	The Final 1003 is Present	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070444	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070444	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070426		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of the CD issued XXX in the loan file. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded. Uploaded CD issued XXX.	XXX	initial CD receipt date provided; exception resolved; initial CD receipt date provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070426		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070426		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070296		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070296		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070296		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070327	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070327	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070327	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070339		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The loan was approved with XXX% DTI. Due to an increase in PITI for the primary residence to $XXX, lender only used XXX and using the debt payments from the origination credit report the DTI increased of XXX% which exceeds the maximum DTI of XXX%.	Document Uploaded. ; Hi, our credit report from XXX was used for qualification, that’s where that balance and payment came from, not the gap report or the Brokers CR.; Hi, PI = $XXX + Taxes = $XXX = $XXX + XXX = $XXX = $XXX= Total PITI = $XXX	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Thank you for clarifying. A credit report dated XXX was not in the loan file. Due to the Broker credit report dated XXX was not expired at time of closing, that is the report we are required to utilize at time of audit. Please provide documentation to support using the lower monthly payment of $XXX for XXX. Thank you.; Thank you. After correcting the PITI for the primary residence, the revised DTI of XXX% still exceeds the max of XXX%. It appears a monthly payment for XXX of $XXX was used to qualify vs. $XXX reflected on the credit report which is causing the DTI to remain excessive. Please provide documentation to support using the lower monthly payment of $XXX (unable to utilize gap report/credit comparison report due to Broker credit report was not expired at time of closing). ; Audited DTI of XXX% exceeds Guideline DTI of XXX%	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070339		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070339		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070264	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070264	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070264	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070097		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070097		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070097		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070285		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Complaint	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070285		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070285		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing Missing CPA for XXX	Document Uploaded.	XXX	Borrower XXX CPA Letter Provided	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing Missing CPA for XXX	Document Uploaded.	XXX	Borrower XXX CPA Letter Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070316		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070368	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Credit Report fee increased on the CD issued XXX without a valid reason. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070368		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	XXX Post-Consummation Event Validation Test	invalid - exception resolved This loan failed the XXX Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.				XXX		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070368	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified Guidelines require a verification of existence of business within XXX days of closing. Please provide a XXX for each business dated XXX or later.	Document Uploaded.	XXX	XXX: Current Employment Was Verified	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070368	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070219	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070219	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070219	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070191		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements XXX discharge is less than XXX months seasoned as required by guidelines.	Document Uploaded. Pls refer to XXX guides	XXX	Delinquent Credit History Meets Guideline Requirements	XXX		C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070191		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Appraisal fee increased on the CD issued XXX; however, per the invoice issued XXX, the borrower's paid the fee w/increase on XXX, which is not within XXX business days from redisclosure.	Document Uploaded.	XXX	cure package provided to the borrower; exception downgraded to a XXX	XXX		C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070191		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070443		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The XXX consent disclosure is missing. The XXX documents consent is missing.	Document Uploaded.	XXX	Evidence of eConsent is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070443		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070443		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070154	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070154	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070154	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070314		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070314		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070314		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070330		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The XXX consent disclosure is missing. The XXX documents consent is missing.	Document Uploaded.	XXX	Evidence of eConsent is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070330		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070330		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070166		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070166		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070166		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070148		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070148		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070148		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070458	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file is missing proof of the XXX payment for the XXX. Provide proof of the XXX payment for the XXX.	Document Uploaded. ; Document Uploaded.	XXX	; HOA dues provided are for the subject property. Please provide the HOA dues for the Borrower's primary residence (XXX). Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070458	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070458	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX requirements met	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070188	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required: Please provide Initial CD and subsequent CD's for testing	Document Uploaded.	XXX	Initial CD provided; exception resolved; Initial CD provided; exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070188	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation required: Please provide Initial CD and subsequent CD's for testing.	Document Uploaded.	XXX	Initial CD provided; exception resolved; Initial CD provided; exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070188	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070188	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070431	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing Missing CPA letter for borrower.	Document Uploaded.	XXX	Borrower XXX CPA Letter Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070431	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070431	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070199	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070199	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070199	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070187		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070187		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070187		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070233		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070233		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070233		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070222		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070222		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070222		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX XXX Cure Required. Refund in the amount of $XXX; cure package requires a XXX, XXX, Copy of XXX Check, and Proof of Delivery or Valid XXX. The XXX tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee on XXX dated XXX. XXX in file dated XXX does not provide a reason for the increase. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070104		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The final Payment Shock is XXX%. Per Guidelines the maximum payment shock is XXX%. The file contains an exception on the XXX that is not needed. XXX approved exception to guidelines. Exception-Payment Shock. Guideline Maximum Payment Shock: XXX%-XXX. Actual Shock: XXX. Rational-exception made on payment shock. Experienced property owner. Excellent credit.			Payment shock is within tolerance.; Confirmed the payment shock meets guideline requirements. Acknowledgement is not required. ; Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The final Payment Shock is XXX%. Per Guidelines the maximum payment shock is XXX%. The file contains an exception on the CRSE that is not needed. CRSE approved exception to guidelines. Exception-Payment Shock. Guideline Maximum Payment Shock: XXX%-HALO. Actual Shock: XXX. Rational-exception made on payment shock. Experienced property owner. Excellent credit.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070104		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070104		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070099		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070099		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX is compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070099		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070099		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070407	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX loan with established XXX and met appraisal requirements.	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070407	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070407	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070211		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The DTI is XXX%. The loan was approved with a DTI o XXX%. The maximum DTI per Lender Guidelines is XXX%. DTI increased due to using the debt from the origination credit report.	can you please send me your debt you are calculating? thanks	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070211		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Per Guidelines the maximum Payment Shock is XXX%. The calculated payment shock is XXX%. XXX approved exception to guidelines. Exception Type-Payment Shock, Guideline-Maximum Payment Shock: XXX%-XXX, Actual Shock XXX, Rational -very good overall credit. XXX+ mos reserves. Granted by/XXX, XXX. The Exception is not valid-DTI is XXX%, Residual Income is $XXX an Credit history is XXX on XXX.	Document Uploaded. Uploaded CRSE with payment shock corrected.; XXX. what needs to be done on this one? thanks	XXX	Lender Exception for XXX% payment shock exceeding max of XXX% approved by XXX on XXX.; We apologize for the confusion. The payment shock of XXX% exceeds max of XXX% per Lender Matrix. Approved Lender Exception in file considered invalid as it reflects approved payment shock of XXX% and an incorrect guideline max. Please provide an updated CRSE with correct guideline max and actual approved payment shock percentage. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070211		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070211		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070120	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The Lender requires a XXX Credit Report be pulled within XXX days of the Note date. The XXX Credit Report in the file is dated XXX and is > XXX days from the Note date. Provide a XXX Credit Report dated within XXX days of the Note date.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not expired.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070120	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified The borrower requires a Verbal Verification of Employment be completed within XXX days of the Note date. The file is missing the Verbal Verification of Employment for XXX.	Document Uploaded.	XXX	XXX: Current Employment Was Verified	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070120	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The borrower requires a Verbal Verification of Employment be completed within XXX days of the Note date. The file is missing the Verbal Verification of Employment for XXX. Provide a Verbal Verification of Employment completed within day of closing for XXX.	Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070120	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070120	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070179		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070179		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070179		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070308		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070308		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070308		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX Cure Required. Refund in the amount of $XXX; cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery. The zero tolerance violation in the amount of $XXX is due to increase from $XXX to $XXX for the Appraisal Fee. The increase to the Appraisal Fee on the CD dated XXX was not accepted.	Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The loan was approved with XXX% DTI. Re-calculation of the debt on the origination credit report increased the DTI to XXX%. The maximum DTI allowed is XXX%. The final DTI of XXX% exceeds the maximum DTI allowed of XXX%.	Document Uploaded. Gm. On this one we used XXX credit report. thanks ; can you please send me your debt you are calculating? thanks	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; We used the original Broker credit report that was not expired as required to determine the total debts of $XXX per month vs. the $XXX per month reflected on the 1008.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070130	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an XXX and it meets the XXX and Appraisal Requirements.
																	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. XXX in Lending Act (Regulation Z)
12 CFR 1026.38(a)(3)(vii) The Final CD reflects a Sale Price of $XXX. The XXX, XXX, 1008, Clear to Close and Credit Risk Summary & Exception Approval also reflect a Purchase Price of $XXX. Seller Counter Offer No. XXX that is signed by the buyer and seller's reflects a price of $XXX. Provide a Purchase Contract Addendum reducing the sales price to $XXX.	Document Uploaded.	XXX	The sales price on the Purchase Contract and Final CD match. Addendum received.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	The initial CD is missing from the loan file. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; exception resolved; Initial CD provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070183		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX months required because the LTV is >XXX%	Document Uploaded. Uploaded all asset docs and 1008/1003 listing assets used.;	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.; Missing updated asset attachment. Please provide for review. Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070183		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX XXX cure required:
Refund in the amount of $XXX
The XXX tolerance violation in the amount of $XXX is due to an increase in the Appraisal fee from the XXX to CD. The XXX issued on XXX does not provide a valid reason for the increase.  Need evidence of a valid XXX, XXX or proof of refund check to the borrower in the amount of $XXX.
															Document Uploaded.	XXX	Cure package provided to the borrower; exception downgraded to a XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070183		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Rescinded	XXX	Compliance	XXX Disclosure Delivery Date Validation Test	This loan failed the XXX disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the revised closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery date or loan estimate delivery date.				XXX		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070183		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070128		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower XXX XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the XXX, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The Lender requires a XXX Report within XXX days of closing. The XXX report in the file is dated XXX which is > XXX days from the closing. Provide a XXX Report dated within XXX days of closing.	Document Uploaded.	XXX	Lender Exception to allow XXX report dated XXX days prior to closing vs. XXX days approved by XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070128		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070128		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070116	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	Transaction meets XXX guidelines. Transaction is a cash out refinance and is exempt from XXX/QM. According to the XXX letter on page XXX, that no part of the proceeds of the loan will be used for consumer purpose. The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070116	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070116	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070094	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing CPA letter missing for borrower	Document Uploaded. ; Document Uploaded.	XXX	Borrower XXX CPA Letter Provided; CPA letter provided is from XXX XXX. Please provide current CPA letter confirming XXX and XXX percentage of ownership. Thank you.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070094	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing CPA letter missing for co borrower	Document Uploaded. ; Document Uploaded.	XXX	Borrower XXX CPA Letter Provided or Not Applicable (Number of Borrowers equals XXX); CPA letter provided is from XXX XXX. Please provide current CPA letter confirming XXX and XXX percentage of ownership. Thank you.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070094	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070094	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070058		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The loan file is missing verification of taxes, insurance and/or XXX fee for the borrowers XXX located XXX.	Document Uploaded. It looks like the escrows included were way too low on the mtg stmt. We now have all debts documented and the XXX section has been updated. Uploaded tax bill, haz, flood, and email stating no XXX for departing res. Providing updated 1008, 1003, and CRSE (pmt shock updated). Thanks!; Document Uploaded. Mortgage statement shows escrows are included.	XXX	Full XXX on departure residence documented. Condition cleared.; We apologize for the confusion. For clarity, the file is missing the documentation to support the $XXX per month (Insurance, Taxes, Association Dues, etc.) listed in the XXX section of the final 1003 for property located at XXX. Please provide the documentation to verify that expense. Thank you.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070058		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070058		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070197	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070197	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070197	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per Lender Guidelines XXX Verbal Verification of Employment: A verbal verification of employment must be completed within XXX (XXX) day of closing or at any point post-closing. The file is missing the verbal verification of employment for the borrower. Provide a verbal verification of employment for the borrower that is completed within XXX (XXX) days of the closing date or any point post-closing.	Uploaded XXX for both borrs to other finding.	XXX	Income and Employment Meet Guidelines	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of v	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified Per Lender Guidelines XXX Verbal Verification of Employment: A verbal verification of employment must be completed within XXX (XXX) day of closing or at any point post-closing. The file is missing the verbal verification of employment for the borrower that is completed within XXX (XXX) days of the closing date or any point post-closing.	Document Uploaded. Uploaded XXX for both borrowers.	XXX	XXX: Current Employment Was Verified	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of v	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of v	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of v	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070172	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070172	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070172	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070445	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070096	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX Insurance Policy is Missing	XXX is Missing The XXX was not found in the produced file.	Document Uploaded. ; This complex has XXX In coverage so it is not needed:	XXX	XXX Policy is fully present; The signed final CD, as well as, the 1008 included an insurance premium. Please provide a copy of the policy that was obtained and used to qualify. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070119		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. Informational Only					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070119		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070119		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070176		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. XXX XXX submission not provided	Document Uploaded.	XXX	Third party valuation product provided within tolerance.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070176		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. Informational Only					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070176		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only		Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070115		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070435	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Verified monthly payments from the credit report plus the carrying cost of the departure residence exceed XXX% of the borrower's gross monthly income.	we excluded XXX balance $XXX and Telecom $XXX	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum
Original LTV is Below the Guideline Maximum
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070435	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX. Verified assets at the time of closing, with XXX months' required reserves. The issue is that the down payment amount of $XXX has not been verified.	Document Uploaded. XXX savings attached. The XXX total $XXX. Let me know if you need anything else	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum
Original LTV is Below the Guideline Maximum
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070435	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Lender cited XXX months of reserves, XXX credit score, $XXX per month residual income and XXX% down payment from own funds as compensating factors.	Lender Exception for XXX% payment shock vs. max XXX% approved by XXX on XXX.; Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock.;	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum
Original LTV is Below the Guideline Maximum
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070435	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines.	Funds are found to meet guidelines.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum
Original LTV is Below the Guideline Maximum
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070435	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Final CD: Calculating Cash to Close Closing Costs Paid, Closing Costs Financed, Down Pmt, Deposit, and/or Funds for Borrower discrepancy	The down payment of $XXX has not been verified, resulting in insufficient assets for reserves.	Document Uploaded. the XXX is from XXX savings attached. This was in the file under XXX. The XXX total $XXX. Let me know if you need anything else. Thanks	XXX	Additional documentation provided to support XXX reflected on final CD. Including the XXX in verified assets resolved insufficient assets. Condition cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum
Original LTV is Below the Guideline Maximum
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070435	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum
Original LTV is Below the Guideline Maximum
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The XXX reflects the Total Gross Income of $XXX with a DTI of XXX%. The XXX reflects total income of $XXX with a DTI of XXX%. The borrower and co-borrower signed the Note, therefore the debts from the borrower and co-borrower have to be considered. The file contains co-borrower's final 1003, credit report and income documents. The 1008 appears to have the correct income and debt considered and the XXX is only using Borrower 1's income and debt. Provide a corrected XXX that includes the income and debt consideration for Borrower XXX and Borrower XXX.	Document Uploaded. The system will not populate for both on the same, so it’s either the one or separate XXX for both borrowers. I have upld the crse for borrower XXX	XXX	Approval/Underwriting Summary is fully present; Material Finding	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The file documented $XXX assets from the accounts listed on the Final 1003. The borrowers needed $XXX to close the rate/term refinance transaction, which left $XXX in available assets. Per Guidelines the borrowers are required XXX months of reserves or $XXX. The file is $XXX short to meet the XXX month reserve requirement.	Document Uploaded. ; Document Uploaded. The system will not populate for both on the same, so it’s either the one or separate XXX for both borrowers. I have upld the crse for borrower XXX	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.; Hi there, this exception was for insufficient reserves. The initial XXX or the one attached does not address the insufficient reserve finding. Please provide documentation to resolve the insufficient reserve exception. Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070173	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070108	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Title issue	Per Title the property is vested in XXX. Missing copy of Quit Claim Deed transferring the property to the borrower.	Document Uploaded. XXX note the Title you have was not for our Subj Prop and Bwr. Attached is the correct XXX Policy, thanks	XXX			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The Income documentation provided does not meet the Lender's Guidelines. The file contains the XXX and XXX XXX and XXX & XXX XXX. XXX P & L for XXX and XXX XXX. Per Guideline XXX Corporations the documentation requirements are: XXX. Obtain the most recent: XXX (XXX) years XXX Tax Returns (XXX) completed with all schedules; and XXX (XXX) years XXX, if applicable; and XXX (XXX) years Corporate Tax Returns (XXX) complete with all schedules; and XXX (XXX) years XXX. The loan closed XXX, the the tax filing deadline for XXX returns was XXX. The file should contain the XXX required Income documents or an extension for XXX should be provided.	Document Uploaded. Pls note since the loan closed prior to XXX, the information attached should clear loan, thanks; Document Uploaded.	XXX	XXX announced tax relief for victims of XXX extending XXX filing to XXX. Borrowers have a XXX Home in XXX County which qualified for the relief. Income and Employment Meet Guidelines.; Since the loan closed after the XXX tax filing deadline, please provide documentation to confirm XXX XXX and XXX tax extensions were filed. Thank you.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070473	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX established, and appraisal receipt acknowledged within XXX days.; XXX account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX; client acknowledges XXX loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
XXX account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX; client acknowledges XXX loans.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
XXX account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX; client acknowledges XXX loans.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070473	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Per guidelines, XXX months ($XXX) reserves is required inclusive of cash out funds. Borrower is still short $XXX. Lender did not acknowledge on XXX. ; Received updated XXX : Exception Type - Assets-Reserves. Guideline XXX months; Actual - XXX month. Rationale - XXX to proceed with XXX months. Compensating Factors : DTI - XXX% (Total); XXX-last XXX months; Qualifying LTV is XXX. Acknowledged by client. ; The approval anticipated XXX in cash in hand to the borrower. The final net was XXX which resulted in the reserve shortage.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Received updated XXX : Exception Type - Assets-Reserves. Guideline XXX months; Actual - XXX month. Rationale - ok to proceed with XXX months. Compensating Factors : DTI - XXX% (Total); XXX-last XXX months; Qualifying LTV is XXX.  Acknowledged by client. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received updated CRSE : Exception Type - Assets-Reserves. Guideline XXX months; Actual - XXX month. Rationale - ok to proceed with XXX months. Compensating Factors : DTI - XXX% (Total); XXX-last XXX months; Qualifying LTV is XXX.  Acknowledged by client. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX : Exception Type - Assets-Reserves. Guideline XXX months; Actual - XXX month. Rationale - ok to proceed with XXX months. Compensating Factors : DTI - XXX% (Total); XXX-last XXX months; Qualifying LTV is XXX. Acknowledged by client.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070473	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Residual income does not meet guidelines.	Residual income does not meet minimum guidelines. Per program guidelines, minimum residual income required is $XXX. Lender calculated residual income is $XXX. Lender did not acknowledge on the XXX.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
Received updated CRSE : Exception Type - Other-Borrower. Guideline - Residual Income: $XXX; Actual : $XXX. Rationale - Borrower short $XXX. ok to proceed with $XXX. Compensating Factors : DTI-XXX% (Total); XXX-last XXX months; Qualifying LTV is XXX. Acknowledged by Client	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070473	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070473	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2025070516	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Per Lender’s Guidelines, business funds may be an acceptable source of funds for down payment, closing cost and reserves, if XXX of the requirements is met: 1) A letter from a XXX, Third Party Tax Preparer (excluding PTIN tax preparers) or the Borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business, 2) The Balance Sheet completed by the Seller or 3) Lender Cash Flow Analysis. Despite this, none of the requirements were met. Only the 1008 states that XXX confirmed positive cash flow.	XXX from borrower reflecting no negative impact reviewed. Finding resolved	XXX	XXX from borrower reflecting no negative impact reviewed. Finding resolved ; LOE from borrower confirmed no negative impact, finding resolved ; Asset Qualification Meets Guideline Requirements; Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070516	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	All Interested Parties Not Checked with Exclusionary Lists	XXX Not Checked with Exclusionary Lists. The Selling XXX was not checked against the exclusionary lists.	All parties checked and clear. Finding resolved ; XXX. XXX, checked all parties and none found.	XXX	All parties checked, no alerts. Finding resolved ; All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070516	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide verification of XXX dues or letter stating there are no XXX dues for properties located at XXX , XXX , XXX, XXX and XXX , XXX, XXX, XXX. The Fraud Report shows that XXX properties may have XXX dues.	$XXX expense for HOA for XXX XXX confirmed, added to DTI. Received updated 1003 and 1008. Finding resolved ; XXX. Letter from XXX verifying funds used for business purposes will not negatively impact the business.
2. XXX, checked all parties and none found.
3. Property profile for XXX, XXX property and XXX listing showing no XXX or dues.
4. Property profile XXX,  XXX showing HOA $XXX monthly. UW added $XXX to XXX, please see revised 1008 and 1003 to reflect $XXX monthly.
XXX	; $XXX monthly expense for HOA for XXX confirmed and added to DTI.. revised 1003 and 1008 received. Finding resolved ; Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070516	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070516	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum coverage required	XXX: endorsement		XXX: Received title endorsement	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070471	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX; Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070469	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Entity Documentation - Missing or Defective	Missing Operating agreement for XXX	XXX: Uploaded XXX: borrower is the only owner		XXX: Received XXX XXX: Missing XXX to validate ownership. XXX letter does not state "soler member":	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070469	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Missing or Defective	Missing Note Document for XXX	XXX: Note		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070468	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070467	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review For Subject property : XXX	XXX: Received CDA		XXX: Received XXX	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	XXX report in file is missing mortgagee clause after lender's name and loan policy amount. Please provide title supplement or commitment with mortgagee clause and coverage amount	XXX: Uploaded title supplement		XXX: Received	XXX		C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Ineligible Property – Square Footage	XXX square feet < XXX minimum required square feet. Property is inelligible as per guidelines	XXX: CRSE provided to waive condition.		XXX: Received exception approval	XXX	FICO XXX, XXX months reserves, XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Closing Documentation Missing or Defective	Missing executed closing package. Please provide Deed of Trust, Settlement Statement, Closing Documents and any applicable riders. Unable to determine asset eligibility without funds to close.	XXX: Closing docs		XXX: Received accurate closing package XXX: Closing package provided is for the incorrect property	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Subject Property Lease - Missing or Defective	Missing XXX months rent to use lease for qualifying income.	XXX: Email waiving XXX months documentation		XXX: Received	XXX	FICO XXX, LTV XXX%, months reserves XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070301	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070312	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing appraisal review for subject property: XXX	XXX: CDA		XXX: Received	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070465	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070379	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meet all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Insufficient Assets for Reserves	Audited Reserves of XXX month(s) are less than Guideline Required reserves of XXX month(s)	XXX: CRSE		XXX: Exception approval received	XXX	FICO XXX, XXX, DSCR XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070331	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070406	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: Appraisal review		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070348	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Credit Score Requirement Not Met	Allowing the use of higher middle score between all borrowers for qualifying. Loan was locked prior to guideline change that allows use of “higher” middle score of either borrower, which is XXX.	XXX: Exception approval		XXX: Received exception approval	XXX	LTV XXX%, DSCR XXX, XXX months reserves	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070292	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070403	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070366	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing appraisal review for property located at: XXX	XXX: CDA		XXX: Received	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070342	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070340	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070305	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070357	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	Preliminary title report in file is missing mortgagee clause after lender's name and loan policy amount. Please provide title supplement or commitment with mortgagee clause and coverage amount	XXX: Uploaded title supplement.		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070298	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Report Missing or Defective	Missing credit report for borrower : XXX	XXX: credit report		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070373	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	XXX Missing or Defective	Missing background check for guarantor XXX: XXX	XXX: Uploaded fraud report that shows XXX run through all services. Let me know if you are looking for something different.		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070329	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070460	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070221	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070243	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070391	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070155	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance begins on XXX, which is after the note date of XXX. Please provide updated hazard insurance that starts on or before XXX	XXX: insurance		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070186	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070209	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070381	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070311	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070310	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070322	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070295	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070343	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070306	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070347	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070134	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Closing Protection Letter Missing or Defective	Closing protection letter is missing mortgagee clause after lender's name. Please provide updated XXX with XXX verbiage	XXX: XXX		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Missing XXX Number For Subject property : XXX	XXX: uploaded		XXX: Received	XXX		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient Assets for Reserves	$XXX liquidity < $XXX cash to close and XXX months reserves required. Please provide updated asset documentation for $XXX XXX loan.	XXX: the cash to close is coming from an additional loan . Closer to upload final CD from loan number(s) _XXX_ . Borrower is getting $XXX in cash out from that loan.		XXX: Asset documentation received	XXX		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070253	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Credit Event – Requirement Not Met	Borrower has XXX mortgage v-day late in the past XXX months, which is not allowed per guidelines. Mortgage XXX-day late dated XXX on credit report.	XXX: CRSE		XXX: Exception approval received	XXX	FICO XXX, XXX months reserves, LTV XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070215	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070279	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070224	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review For XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070146	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070160	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	XXX is missing mortgage clause after Lender's name. Please provide updated XXX with XXX verbiage	XXX: Uploaded dec page.		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070354	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070300	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070224	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient Assets for Reserves	Audited Reserves of XXX month(s) are less than Guideline Required Reserves of XXX month(s)	XXX: Hello, I've uploaded an updated CRSE, 1008, 1003, udpated XXX statements showing the funds withdrawn from account number XXX and receipt of the wire to the XXX company. An additional statement for another account has also been provided, for additional assets. thanks!
XXX: I disagree, the XXX account is a personal XXX…not employer. Those funds are XXX%.	XXX: Received sufficient assets, XXX months reserves. Total $XXX (#XXX cash + $XXX cash withdrawal + #XXX $XXX cash + $XXX% of equities)
XXX: The XXX guidelines dated XXX require XXX% for mutual funds and XXX. Guidelines snippet below.
"XXX Accounts (XXX), XXX or XXX Accounts
•XXX% of vested value of the account may be used.
•XXX% of the account value may be used for borrowers XXX years or older.
XXX Publicly Traded Stocks, Bonds, and Mutual Funds
																	•XXX% of value may be used:"	XXX		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070255	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070174	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX verbiage in the mortgagee clause after lender name.	XXX: The XXX policy in the file does have the full mortgagee name including the XXX/XXX XXX. Please see page XXX.		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070214	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070125	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Missing Policy Number in Flood Insurance for Subject Property: XXX	XXX: uploaded		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070149	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Subject Property Lease - Missing or Defective	Please provide XXX months rent receipts to use lease amount.	XXX: We corrected DSCR to be based on appraiser's market rent. Uploaded updated CRSE.		XXX: Received updated XXX	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070274	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070140	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070053	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal review for Subject property : XXX	XXX: XXX		XXX: Received	XXX		D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070158	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: XXX		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: XXX		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: XXX		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: XXX		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: XXX		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Subject Property Lease - Missing or Defective	Missing leases for subject property: XXX	XXX: Good morning. I have upld a revised 1008 and crse as the UW did not update the Appraisal Gross Rent. thanks XXX: Document	XXX: Received
XXX:The tape value for rents are $XXX and market rent in file reflects a total of $XXX. Please provide additional documentation reflecting market rents of $XXX.
																	XXX: Leases need for all of the units of subject property. The document provided is the verification of mortgage.	XXX	FICO XXX, LTV XXX%, XXX	D	B	D	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070135	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	XXX	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070139	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070263	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070137	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070260	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070290	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070370	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Excessive Cash-Out Refinance	Cash to Borrower $XXX > XXX max limit allowed for XXX% LTV as per guides	XXX: Waiver in file		XXX: Exception approval in file	XXX	FICO XXX, DSCR XXX, XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX verbiage in the mortgagee clause after lender name.	XXX: uploaded		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070136	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal review for Subject property : XXX.	XXX: uploaded		XXX: Received	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070100	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070237	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070281	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070024	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070088	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for Subject Property: XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070143	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070258	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070365	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070247	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070202	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070304	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070101	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070177	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX max days allowed. Please provide updated credit report.	XXX: uploaded		XXX: Received	XXX		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070066	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070141	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070303	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070111	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Loan Agreement Missing or Defective	Missing correct purchase price of $XXX on purchase agreement	XXX: uploaded		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070069	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Market Rent - Missing or Defective	Market rent states income of $XXX. XXX reflects rent of $XXX. Please provide lease or updated 1007 with correct rental amount.	XXX: UW made a mistake in entering $XXX for the rent. It should be $XXX to calc the DSCR. I have uploaded a new CRSE reflecting the updated DSCR of XXX.		XXX: Received	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070062	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070150	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070152	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070151	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX XXX in the mortgagee clause after lender name.	XXX: Uploaded hazard dec page.		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070177	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Subject Property Lease - Missing or Defective	Missing XXX months rent receipts to use lease rent	XXX: uploaded		XXX: XXX using appraisal amount that is lower than lease	XXX		D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070425	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070035	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070470	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: CDA		XXX: Received	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070470	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	XXX in file is missing mortgagee clause after lender's name and XXX amount. Please provide title supplement or commitment with mortgagee clause and coverage amount	XXX: XXX		XXX: Received	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070476		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Missing Lender Income Calculation Worksheet	The Borrower has been qualified using XXX separate XXX . The file is missing the Lender Income Calculation Worksheet for XXX. Additionally, the other XXX income worksheets do not accurately reflect the number of NSFs in the XXX month period. XXX indicates XXX NSFs vs XXX, and XXX reflects XXX NSF vs XXX.			Income worksheet received; exception resolved.; ; Document Uploaded.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070476	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Compliance	Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance	Incorrect XXX used - XXX form XXX (New Creditor) used for Same Lender or Lender Affiliate Refinance The subject refinance transaction was paying off a prior loan from XXX. (pg. XXX), which matches the subject lender, and received $XXX in new money. Therefore, XXX form XXX (Same Creditor) was required to be used.
																	Downgraded and Acknowledged as finding is non-material due to property being in the state of XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070476		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX compliant, downgraded to A			XXX Compliant.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070476		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070383		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070383		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070383		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070230	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified The Lender Guidelines XXX require a XXX verification of employment completed within XXX (XXX) days of the note date. The file is missing the required verbal verification of employment for the borrower's XXX employment. Provide a verbal verification of employment completed within XXX (XXX) days of the note date.	Document Uploaded.	XXX	XXX: Current Employment Was Verified	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070230	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing XXX dated within XXX days consummation	The Lender Guidelines XXX require a verbal verification of employment completed within XXX (XXX) days of the note date. The file is missing the required verbal verification of employment for the borrower's XXX employment. Provide a verbal verification of employment completed within XXX (XXX) days of the note date.	Document Uploaded.	XXX	XXX for Wage income dated XXX with an effective date of XXX in file and meets standard re-verification guidelines. Condition Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070230	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070230	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070230	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The Lender requires a Verbal Verification of Employment to be completed within XXX (XXX) days prior to closing or anytime after the closing date. The file is missing the required Verbal Verification of Employment. Prove a Verbal Verification of Employment to be completed within XXX (XXX) days prior to closing or anytime after the closing date.	Document Uploaded. ; Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided; The Borrower's business listed on the final 1003 and used to qualify was XXX & XXX XXX LLC yet the documented provided is for XXX Investments. Please provide a current verification of the Borrower's business used for income qualification. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of the Initial CD issued XXX in the loan file. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; exception resolved; Initial CD provided; exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070144	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070144	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070144	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file is missing proof of insurance and XXX fee for XXX. Provide proof of insurance and XXX fee. If there is no XXX fee please provide a letter from the borrower stating that there is no XXX fee.	Document Uploaded. Uploaded mortgage stmt for primary res (XXX). Mtg is in XXX name but payments were verified (Uploaded as well). Online XXX confirms no HOA on this property. Also uploaded 1008/1003.	XXX			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX. Based on the most recent bank statements in file from the accounts listed on the final 1003 there are $XXX available. The borrower had to bring $XXX to closing and the deposit from XXX in the amount of $XXX is not verified. Bringing a total of $XXX funds that are required to be verified. The file is short $XXX in the verified funds. The Lender requires XXX months reserves for XXX% CLTV or less. XXX months reserves is $XXX. In total the file is short $XXX for closing and reserves.	Document Uploaded. Uploaded LOX for assets and reserves and a copy of the XXX wires that total the deposit on the CD in the amount of $XXX. The wires are all reflected in the bank statements in the file. Let me know if you are missing any bank statements.	XXX	Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.; Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX: Current Employment Not Verified	XXX: Current Employment Not Verified The Lender requires a Verbal Verification of Employment be completed within XXX (XXX) days of the Note date or at any point post-closing. The file is missing the required Verbal Verification of Employment . Provide a Verbal Verification of Employment completed within XXX (XXX) days or at any point post-closing.	Uploaded to other finding.	XXX	XXX: Current Employment Was Verified	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Based on the most recent bank statements in file from the accounts listed on the final 1003 there are $XXX available. The borrower had to bring $XXX to closing and the deposit from XXX in the amount of $XXX is not verified. Bringing a total of XXX funds that are required to be verified. The file is short $XXX in the verified funds. The Lender requires XXX months reserves for XXX% CLTV or less. XXX months reserves is $XXX. In total the file is short $XXX for closing and reserves.	See other asset finding. Reserves are met.	XXX	The required number of months reserves are to be seasoned does meet Guideline requirement.; ; The required number of months reserves are to be seasoned does not meet Guideline requirement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Based on the most recent bank statements in file from the accounts listed on the final 1003 there are $XXX available. The borrower had to bring $XXX to closing and the deposit from XXX in the amount of $XXX is not verified. Bringing a total of $XXX funds that are required to be verified. The file is short $XXX in the verified funds. The Lender requires XXX months reserves for XXX% CLTV or less. XXX months reserves is $XXX. In total the file is short $XXX for closing and reserves.	See other asset finding.	XXX	Asset Qualification Meets Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines.	See other asset finding. Assets guides are met.	XXX	Funds are found to meet guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The Lender requires a Verbal Verification of Employment be completed within XXX (XXX) days of the Note date or at any point post-closing. The file is missing the required Verbal Verification of Employment . Provide a Verbal Verification of Employment completed within XXX (XXX) days or at any point post-closing.	Document Uploaded. Uploaded	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070287		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing Missing CPA for co borrower.	Document Uploaded. It appears a CPA letter is not required. We have the XXX Agreement documenting the co-borr is XXX% owner of the business. The UW used a very conservative XXX% expense ratio (higher than the required minimum default ratio of XXX%). I have uploaded the Op Agreement in case it's not in your file.	XXX	Borrower XXX XXX Letter Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070287		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070287		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070022		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070022		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070022		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070022		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines.	Document Uploaded.	XXX	Funds are found to meet guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Lender Credits That Cannot Decrease Test	XXX cure required:
Refund in the amount of $XXX
Cure package requires a XXX with XXX, copy of refund and proof of delivery. The violation is due to the lender credit decreasing from $XXX to $XXX on the Final CD issued XXX without a valid reason (XXX Compensation lowered is not a valid reason for lender credit to decrease).
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	Cure package provided to borrower; exception downgraded to a XXX; Cure package provided to borrower; exception downgraded to a XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070044	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing final XXX from sale of non-subject property	Missing fully executed XXX from sale of current XXX located at XXX, reflecting payoff for XXX, with net proceeds of no less than $XXX to be used for closing. A copy of wire confirmation from title company must be provided at closing.	Document Uploaded. GM. please note on page XXX of the ledger shows the transfer amount. thanks	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070044	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070044	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070234	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The Final 1003 reflects no lien for Property XXX, a XXX lot. Per Fraud Report in file a $XXX loan was originated on XXX against this property. Provide proof this lien is in paid in full or provide proof of payment amount and XXX month payment history.	Document Uploaded. Many times the Fraud Guard is inaccurate, so have to rely on the SiteX. The SiteX shows on lien on the XXX Land.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070234	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The purchase contract expired XXX. the subject loan closed XXX. Provide a Purchase Contract Addendum extending the closing date to XXX.	Document Uploaded.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070234	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070234	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070210	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing Borrower missing XXX	Document Uploaded. Uploaded XXX for XXX.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070210	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing Co Borrower missing XXX	Document Uploaded. Uploaded XXX for XXX.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070210	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070210	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070093	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070093	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070093	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070196	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The file does not include a replacement cost estimate or state that coverage is based upon the replacement cost as determined by the insurer.	This is a XXX property. In lieu of an XXX, the Checklist of Coverage is in the file (and uploaded here) to support the dwelling amount being sufficient.	XXX	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070196	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070196	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070216		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX: Missing Loan Estimate	Per the disclosure tracker, the revised XXX issued XXX was missing in the loan file.	Document Uploaded. Uploaded LE dated XXX.	XXX	XXX provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070216	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	XXX XXX cure required:
Refund in the amount of $XXX
The XXX tolerance violation in the amount of $XXX is due to the addition of Loan Discount Points from the XXX to CD. The revised LE issued on XXX is missing. Please provide the missing XXX, XXX or proof of refund check to the borrower in the amount of $XXX.
														This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. Uploaded the XXX dated XXX with XXX stating discount points added due to rate being locked.	XXX	XXX and XXX provided; exception resolved; XXX and XXX provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070216		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded. Uploaded discl.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070216		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070216		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070103	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070103	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070103	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070064		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing Missing XXX	Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070064		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070064		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070070	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The lender's approved DTI is XXX%, XXX points higher than was calculated using the verified debt in the file. It appears that the borrower has another transaction pending with the lender that was not disclosed in the subject loan file, but was known to the underwriter at the time of loan approval. The DTI discrepancy must be fully explained and the missing liability information provided in order to clear this exception.	Document Uploaded. ; Document Uploaded.	XXX	; Based on the final 1003 in file, the total debts/liabilities are $XXX, however, the 1008 reflects $XXX and a DTI of XXX%. It appears as if the subject PITI may have been counted XXX on the 1008 and CRSE. If this is the case, please provide an updated 1008 and CRSE or provide the documentation to verify and confirm the additional debt. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070070	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070070	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070009		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070009		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 Credit Report is Missing	Borrower XXX Credit Report is Missing. The borrower's origination credit report is missing. The application date is XXX and the only credit report in the file is dated XXX. Provide origination credit report.	Document Uploaded.	XXX	Borrower XXX Credit Report is not missing.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070009		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070178	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070442		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Lender's Credit Risk Summary & Exception Approval is missing. The lender requires a copy of the Credit Risk Summary & Exception Approval to be in the file. Provide a copy of the Credit Risk Summary & Exception Approval.	Document Uploaded.	XXX	Approval/Underwriting Summary is fully present; Material Finding	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070442		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070442		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070078	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. A XXX is required if the XXX or XXX is not present and below XXX and/or eligible respectively	Document Uploaded.	XXX	CU XXX/R&W Eligible. Third party valuation product provided within tolerance. Condition cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070078	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070078	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070113		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The XXX coverage is based upon a replacement cost of $XXX, however that is from an XXX other than the provider of the XXX.	Document Uploaded. Uploaded Checklist of Coverage - since this is a XXX property (XXX not available).	XXX	Policy states replacement cost coverage ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070113		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. There are XXX full appraisals in the file, negating the requirement of a XXX.	Document Uploaded. 3rd party valuation not required, XXX CU score = XXX	XXX	Third party valuation product provided within tolerance.; Incorrect property XXX attached, however, XXX full appraisals in file, therefore, Third Party Valuation product provided within tolerance.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070113		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070110	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070110	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070110	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070056		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070436	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Broker credit report dated greater than XXX days from the closing date. A credit comparison report compares a credit report dated XXX that is missing from the loan file.	Document Uploaded. Uploaded XXX.	XXX	Borrower XXX Credit Report is not Expired.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070436	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Broker credit report dated greater than XXX days from the closing date. A credit comparison report compares a credit report dated XXX that is missing from the loan file.	Document Uploaded. Uploaded XXX.	XXX	Borrower XXX Credit Report is not Expired.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070436	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The loan file is missing verification of the down payment amount of $XXX. Acceptable forms of verification include evidence of payment by the borrower's XXX check, copy of statement, receipt copy or photocopy of a cashier's check/certified check.	Document Uploaded. I am uploaded a document detailing the XXX XXX payments. Then the following uploads are each of the XXX payments sourced.	XXX	Asset Qualification Meets Guideline Requirements	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070436	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070436	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070440		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The carrying costs of four of the borrower's XXX are stated, not verified. Taxes and/or insurance costs are required to be documented for all XXX except the XXX at XXX .	Document Uploaded. Uploaded tax and ins bills for each property along with documentation confirming no HOA dues for any of the properties.	XXX			Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070440		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070440		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070145	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070145	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070145	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070427	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Appraisal is Expired	Primary Value Appraisal is Expired Appraisal in file dated XXX and desktop review is dated XXX	Document Uploaded. Hi, A Recert in Value is in the file, but I uploaded again, thanks	XXX	Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070427	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070427	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070060		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The XXX taxes and XXX fees, if any, have not been verified on any of the XXX rental properties owned by the borrower. Tax certificates or bills, plus XXX assessments or confirmation that there are none are needed to complete the liability verifications.	Document Uploaded.	XXX			Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070060		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070060		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070057	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXX) is insufficient, not meeting the required coverage amount of ($XXX). The loan amount is $XXX. Per the Appraisal the Total Estimated Cost-New is $XXX. The Appraisal coverage is $XXX, which is less than the required coverage amount.	Document Uploaded. ; Document Uploaded.	XXX	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; Per guidelines Section XXX the lesser of XXX% of the insured value ($XXX) or the unpaid balance of the mortgage ($XXX) is required. The policy in file reflects combined coverage of $XXX which is less than $XXX required.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070057	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070057	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in the XXX.While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070037	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX XXX cure required:
Refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery or valid XXX. The following title fees were added/increased to the CD issued XXX without a valid reason: XXX, XXX , XXX added and Title Lender's title and Title Settlement increased.
Document Uploaded. ; Hi, can you pls take a XXX look and confirm that the refund to Bwr is actually $XXX? Thanks	XXX	Cure package provided to the borrower; exception downgraded to a XXX; Yes a cure amount of $XXX is correct Fees listed on XXX that were also charged on the CD paid by the borrower:

Title – Lenders Title Insurance $XXX
Title - Closing fee $XXX
Recording fees $XXX

Total: $XXX + XXX% tolerance ($XXX) = $XXX

Fees charged on the CD paid to a provider on the XXX & recording fees:

Title Lenders title insurance $XXX
Title - settlement fee $XXX
Title - Courier $XXX
Title - XXX recording fee $XXX
Title - Wire payoff fee $XXX
Recording fee $XXX

Total $XXX

Total allowed without a cure $XXX

Cure required $XXX
																		XXX		C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070037		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070037		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070025	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070025	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070025	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070437		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX on the Note Info card as found on the Note page. Please make appropriate corrections. The initial credit report dated XXX was reissued on XXX. This is the only credit report found in the file.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not expired.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070437		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The mortgage statement associated with the XXX home shows the monthly payment to be $XXX while the borrower has disclosed $XXX on the final 1003. This discrepancy must be explained, and the correct value verified.	Document Uploaded.	XXX			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070437		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070437		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070036	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Loan has escrow holdback. No proof it was released provided in file	Hi, can you pls advise where you see XXX XXX on this loan? Thanks	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070036	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070036	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070019	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070019	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070019	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX residency documentation not provided or issue with documentation.	Per Final 1003 the co-borrower is a XXX and the SSN shows "XXX". Per Lender Guidelines an Unexpired green card must be presented. Per Guidelines Documentation Requirements are: A copy of the Borrower's XXX (XXX): a copy of the front and back of the XXX is required; The XXX must be unexpired through the note date of the loan. It may be issued without conditions and is valid for XXX (XXX) years before they must be renewed. It may be issued as a conditional right to reside for XXX seeking XXX through marriage to a XXX. XXX resident or based on a XXX in a XXX. These cards will have an expiration date and are valid for XXX (XXX years. Prior to the expiration date the XXX must apply for an unconditional right to reside or risk losing their permanent resident status. Provide a copy of the front and back of the co-borrowers current/unexpired XXX.	Document Uploaded.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The borrower and co-borrower's Final 1003's are incomplete. Section XXX: XXX Information was not completed. Provide a complete and signed Final 1003 with all Sections completed.	Document Uploaded.	XXX	The Final 1003 is Present	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party XXX Prior to Close Missing	Borrower XXX 3rd Party XXX Prior to Close Missing The Lender require a Verbal Verification of Employment completed within XXX (XXX) days of the closing date. The file is missing the required Verbal Verification of Employment. Provide a Verbal Verification of Employment.	Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party XXX Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing The Lender require a Verbal Verification of Employment completed within XXX (XXX) days of the closing date. The file is missing the required Verbal Verification of Employment. Provide a Verbal Verification of Employment.	Document Uploaded.	XXX	Borrower XXX 3rd Party XXX Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070082	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070411		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070438	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the XXX, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. Retail origination. The original credit report dated XXX was reissued on XXX but is outside of the XXX day window.	Document Uploaded. Hi, pls note the XXX is dated XXX reissue date of XXX and XXX Report is dated XXX	XXX	Borrower XXX XXX Credit Report is not expired.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070438	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the XXX, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. Retail origination. The original credit report dated XXX was reissued on XXX but is outside of the XXX day window.	Hi, pls note the XXX is dated XXX reissue date of XXX and XXX Report is dated XXX	XXX	Borrower XXX XXX Credit Report is not expired.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070438	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070438	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070240	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Transfer taxes increased on the LE issued XXX without a valid reason. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. Uploaded cure docs.	XXX	cure package provided, exception downgraded to a XXX; cure package provided, exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070240	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070240	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070018	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070018	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070018	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070231	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070231	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070231	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070040	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. CU score of XXX exceed the min score of XXX	Document Uploaded. XXX appraisals were obtained due to the XXX size, a 3rd party valuation is not required.	XXX	Third party valuation product provided within tolerance.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070040	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Loan amount of $XXX and XXX FICO score exceeds the Guideline max amount of $XXX and XXX FICO score	Document Uploaded. AOC exception approval for XXX size.	XXX	Lender Exception for $XXX loan amount approved by XXX with a XXX on XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070040	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070039	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. XXX full appraisals in file. XXX not needed	Document Uploaded. XXX appraisals were obtained due to the XXX size, 3rd party valuation not required.	XXX	Third party valuation product provided within tolerance.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070039	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070039	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070455	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070045	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070045	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070045	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070010		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070010		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070010		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070051		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070051		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070051		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070017		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070017		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070017		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070105	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	The Note is Incomplete	The Note is Incomplete Per Note the borrower's legal name is XXX. Per XXX and XXX in file the borrower's legal name is XXX . Provide proof the borrowers name on the Note is the borrower's legal name or provide a corrected and executed Note with the borrower's legal name.	GM. the fraud report reflects the name listed on the note as well. thanks	XXX	The Note is Present	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070105	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070105	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The verified income in file is less than the amount used to qualify.	Document Uploaded.	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV XXX 80% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV XXX 80% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV XXX 80% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070003		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070003		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070003		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX Compliant	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070013	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Appraisal fee increased on the CD issued XXX without a valid reason. The invoice dated XXX reflects the full amount. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	cure package provided, exception downgraded to a XXX; cure package provided, exception downgraded to a XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070013	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070013	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070338	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070338	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070338	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower has negative Schedule XXX income. Per Lender Guidelines XXX XXX income has to be documented with the most recent filed prior XXX (XXX) years XXX returns (with all schedules attached). The loan closed on XXX, the file is missing the XXX XXX Return that should have been filed by XXX or proof of a Filing Extension.	Document Uploaded.	XXX	Income and Employment Meet Guidelines	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070030	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded.	XXX	Credit Score Disclosure (XXX) provided, exception resolved.; XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070030	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070030	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070386		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070261		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documentation Missing or Defective	Missing Asset Document	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070232		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070328		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Ineligible Property – Square Footage	XXX square feet < XXX minimum required square feet. Property is ineligible as per guidelines	XXX: CRSE		XXX: Received CRSE	XXX	FICO XXX, months reserves XXX, XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2025070344		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070041		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070048		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070076		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	Title Commitment Schedule A is missing mortgage clause after lender's name. Please provide the updated title commitment with XXX verbiage	XXX: Uploaded title comm.		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070138		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070079		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR Minimum Not Met	Audit DSCR of XXX does not align with client DSCR of XXX. Monthly Breakdown: Income $XXX / PI $XXX, Taxes $XXX, Insurance $XXX. Please XXX.	XXX: uploaded		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070042		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070095		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070091		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070098		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	Title insurance reflects lien of $XXX that must be satisfied. Please provide documentation of satisfaction or payoff statement.	XXX: release uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070068		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070129		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070112		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070124		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	$XXX Hazard insurance coverage < $XXX minimum coverage required	XXX: This is confirmation that the dwelling coverage is XXX% replacement cost coverage as determined by the insurer.		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070020		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070027		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance begins on XXX, which is after the closing date of XXX. Please provide updated hazard insurance that starts on or before XXX	XXX: uploaded		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070126		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070181		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	XXX is missing mortgage clause after lender's name. Please provide updated XXX with XXX verbiage	XXX: uploaded		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070206		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070439		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070021		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Missing or Defective	Data tape reflects that note is interest only while the note provided in file reflects principal and interest.	XXX: corrected note		XXX: Interest only confirmed, corrected note received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070059		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070164		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070031		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070026		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070107		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070228		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX verbiage in the mortgagee clause after lender name.	XXX: Verbiage included in mortgagee.		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070050		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070168		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070015		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070072		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070016		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070052		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070002		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070008		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070132		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070180		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070114		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070006		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070090		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070023		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	Title commitment report in file is missing mortgagee clause after lender's name. Please provide updated XXX with XXX verbiage.	XXX: uploaded		XXX: Received	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070218		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070083		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Missing Policy Number in XXX : XXX	XXX: uploaded		XXX: Received	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070087		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070117		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070085		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070267		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070067		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070118		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070011		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070441		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070014		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070005		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070001		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070012		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070192		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070084		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070171		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070121		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines.	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070092	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. Uploaded all cure docs.; Can you please give more information for what is triggering a $XXX tolerance cure? Please provide which fees and the calculation. Thank you!	XXX	cure package provided, exception downgraded to a XXX; cure package provided, exception downgraded to a XXX; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery. The appraisal fee increased by $XXX on the initial CD dated XXX, it appears this may be due to a possible rush request on the appraisal receipt dated XXX, however it was not disclosed timely; cure package provided, exception downgraded to a XXX; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, LOE, Copy of Refund Check, and Proof of Delivery. The appraisal fee increased by $XXX on the initial CD dated XXX, it appears this may be due to a possible rush request on the appraisal receipt dated XXX, however it was not disclosed timely	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070092	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Citizen Identification Document Missing	XXX Borrower is missing Identification Document. The Final 1003 reflects that the borrower and co-borrower are both XXX. Per Lender Guidelines XXX XXX. The borrower must XXX Credit Requirements: 1. Have a valid Social Security Number, and 2. Be eligible to work in the XXX. as evidenced by an XXX issued by the XXX; or Have a valid visas or other proof of legal residency and 4. the documentation must be unexpired through the Note date of the loan. The file does not contain any of the documents required to meet the Lender's XXX requirements.	This is an XXX loan. Residency docs are not required.	XXX	Borrower Identification Document provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070092	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Tradelines do not meet Guideline Requirements	The lender’s minimum tradeline requirements have not been met per guidelines. Trade line minimum has been met. Borrower has XXX in the last XXX months, which is not in compliance with guidelines.	Uploaded CRSE to other finding.	XXX	Tradelines meet Guideline Requirements	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Underwriter notes in file indicate that the borrowers have additional XXX that has not been verified.	Uploaded final 1003 to 1003 finding.; I don't see any properties owned that are not listed in the XXX section of the 1003. The UW did have some questions but they were answered. The borrs own XXX dock slips at XXX- listed as one XXX with XXX "units" listed and combined. Then they own a commercial property (also listed on the 1003) and the subject. Please let me know the address if the 1003 is missing a property.	XXX	Borrower XXX Credit Report is not partially present.; ; It appears as if we issued an exception for missing the final signed 1003 which has not yet been provided. Please provide the final signed 1003's for Borrower XXX and Borrower XXX. Once received and reviewed that may clear up the XXX issue. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Underwriter notes in file indicate that the borrowers have additional XXX that has not been verified.	Uploaded final 1003 to 1003 finding.; Please see other credit report finding for comments.	XXX	Borrower XXX Credit Report is not partially present.; ; It appears as if we issued an exception for missing the final signed 1003 which has not yet been provided. Please provide the final signed 1003's for Borrower XXX and Borrower XXX. Once received and reviewed that may clear up the XXX issue. Thank you.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Missing	The Final 1003 is Missing	Document Uploaded. Uploaded 1003.	XXX	The Final 1003 is Present;	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Lender Exception to XXX% approved by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% Lender Exception to XXX% approved by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Lender Exception to XXX% approved by XXX on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Borrower has XXX in the last XXX months, which is not in compliance with guidelines.	Document Uploaded. Uploaded CRSE.	XXX	Lender Exception to allow XXX on installment loan within XXX months approved by XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070321	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025070175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Appraisal fee increased on the CD issued XXX without a valid reason.	Document Uploaded. Uploaded all cure docs.	XXX	cure package provided, exception downgraded to a XXX; cure package provided, exception downgraded to a XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			; XXX Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing The lender's credit report is not in file.	Document Uploaded. XXX report uploaded. Dated XXX.	XXX	Borrower XXX XXX Credit Report is not missing.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements XXX-month history of the borrower's payments to the XXX holder was not found in the file. Housing history cannot be determined.	Document Uploaded. Uploaded bank printout showing $XXX paid monthly. The mortgage payoff confirms this is the monthly interest. The payoff confirms the unpaid principal amount is $XXX which is the same as the original loan amount. This is an interest only loan therefore the payments make sense.	XXX	Housing History Meets Guideline Requirements	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. XXX-month history of the borrower's payments to the XXX holder was not found in the file.	See other XXX finding.	XXX	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070175		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025070217	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower XXX CPA Letter Missing Proof of business ownership percentage, either from the CPA or some third party source, is required as part of the income documentation per guidelines.	Document Uploaded. ; Document Uploaded. Pls see the Operating Agreement page XXX which shows the Bwr has XXX% Ownership	XXX	Borrower 1 CPA Letter Provided; Please provide documentation to support the Borrower's ownership percentage in Growth XXX (the business used for income qualification). Thank you.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070217	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing the lender's credit report is not in file	Document Uploaded.	XXX	Borrower 1 XXX Credit Report is not missing.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070217	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070217	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070004		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset General	The Underwriter required a copy of the wire transfer at closing in the amount of $XXX from XXX account XXX. Missing evidence of $XXX asset transfer from XXX XXX to borrower to cover the closing costs. Provide a copy of the wire transfer to evidence the funds.	Document Uploaded. Uploaded wire confirmation of funds from the borr's XXX account. The wire amount is about $XXX short to cover cash to close but I have uploaded the borrower's XXX account statement that more than covers the rest in liquid funds. The UW wanted a copy of the wire confirmation as proof the funds from the XXX account were liquidated. The wire is less than the original $XXX because the borr didn't need that much for funds to close.	XXX	Sending bank account number and Borrower name matches XXX account statement in file. Sufficient assets documented and verified. Condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070004		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025070004		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A